UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06322

Exact name of registrant as specified in charter:	Delaware Pooled® Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2018

Item 1. Schedule of Investments.

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio
July 31, 2018 (Unaudited)

	Principal	Value
	amount°	(US $)
Agency Asset-Backed Security – 0.04%
Fannie Mae Grantor Trust
Series 2003-T4 2A5
4.715% 9/26/33 ●	85,367	$94,322
Total Agency Asset-Backed Security
(cost $84,677)		94,322

Agency Collateralized Mortgage Obligations – 7.19%
Fannie Mae Connecticut
Avenue Securities
Series 2017-C01 1M1
3.364% (LIBOR01M +
1.30%) 7/25/29 ●	52,716	53,106
Series 2017-C04 2M2
4.914% (LIBOR01M +
2.85%) 11/25/29 ●	370,000	388,703
Series 2018-C01 1M2
4.314% (LIBOR01M +
2.25%, Floor 2.25%)
7/25/30 ●	135,000	136,918
Series 2018-C02 2M2
4.264% (LIBOR01M +
2.20%, Floor 2.20%)
8/25/30 ●	120,000	120,596
Series 2018-C03 1M2
4.214% (LIBOR01M +
2.15%, Floor 2.15%)
10/25/30 ●	130,000	130,198
Series 2018-C05 1M2
4.432% (LIBOR01M +
2.35%, Floor 2.35%)
1/25/31 ●	125,000	125,757
Fannie Mae REMIC Trust
Series 2004-W11 1A2
6.50% 5/25/44	18,159	20,026
Fannie Mae REMICs
Series 2002-90 A1
6.50% 6/25/42	9,944	11,081
Series 2002-90 A2
6.50% 11/25/42	22,406	24,701
Series 2005-70 PA
5.50% 8/25/35	6,063	6,583
Series 2008-15 SB
4.536% (6.60% minus
LIBOR01M, Cap 6.60%)
8/25/36 Σ●	17,039	2,804
Series 2011-118 DC
4.00% 11/25/41	231,109	233,426
Series 2012-44 IK
3.50% 12/25/31 Σ	36,480	3,867
Series 2012-98 DI
3.50% 9/25/27 Σ	236,393	24,329
Series 2012-98 IY
3.00% 9/25/27 Σ	174,708	15,712
Series 2012-122 SD
4.036% (6.10% minus
LIBOR01M, Cap 6.10%)
11/25/42 Σ●	143,419	23,786
Series 2012-128 IC
3.00% 11/25/32 Σ	374,933	48,788
Series 2012-128 IY
3.00% 11/25/32 Σ	355,555	48,957
Series 2012-132 AI
3.00% 12/25/27 Σ	223,964	20,285
Series 2012-137 AI
3.00% 12/25/27 Σ	359,678	32,358
Series 2012-139 NS
4.636% (6.70% minus
LIBOR01M, Cap 6.70%)
12/25/42 Σ●	148,636	32,688
Series 2012-144 EI
3.00% 1/25/28 Σ	121,126	10,515
Series 2012-144 PI
3.50% 6/25/42 Σ	70,769	9,464
Series 2012-146 IO
3.50% 1/25/43 Σ	329,106	66,674
Series 2012-149 IC
3.50% 1/25/28 Σ	238,672	25,198
Series 2013-1 YI
3.00% 2/25/33 Σ	298,802	39,783
Series 2013-7 EI
3.00% 10/25/40 Σ	90,090	12,175
Series 2013-26 ID
3.00% 4/25/33 Σ	51,922	7,361
Series 2013-35 IB
3.00% 4/25/33 Σ	214,205	28,104
Series 2013-35 IG
3.00% 4/25/28 Σ	162,944	14,767
Series 2013-38 AI
3.00% 4/25/33 Σ	49,927	6,789
Series 2013-43 IX
4.00% 5/25/43 Σ	463,507	113,853
Series 2013-44 DI
3.00% 5/25/33 Σ	134,382	19,172
Series 2013-49 AI
3.00% 5/25/33 Σ	149,119	18,782
Series 2013-55 AI
3.00% 6/25/33 Σ	201,425	28,926
Series 2013-59 PY
2.50% 6/25/43	15,000	13,150
Series 2013-67 AI
3.00% 7/25/28 Σ	301,203	26,662

(continues)     NQ-DPT-164 [7/18] 9/18 (596766) 1

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio (Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2013-73 KE
3.00% 7/25/43	14,000	$13,060
Series 2013-103 SK
3.856% (5.92% minus
LIBOR01M, Cap 5.92%)
10/25/43 Σ●	246,048	45,202
Series 2014-68 BS
4.086% (6.15% minus
LIBOR01M, Cap 6.15%)
11/25/44 Σ●	149,091	27,921
Series 2014-76 IO
3.50% 11/25/39 Σ	378,949	34,776
Series 2014-90 SA
4.086% (6.15% minus
LIBOR01M, Cap 6.15%)
1/25/45 Σ●	460,718	82,936
Series 2015-27 SA
4.386% (6.45% minus
LIBOR01M, Cap 6.45%)
5/25/45 Σ●	58,370	11,490
Series 2015-40 GZ
3.50% 5/25/45	63,485	60,637
Series 2015-44 Z
3.00% 9/25/43	198,709	186,166
Series 2015-57 LI
3.50% 8/25/35 Σ	324,509	51,980
Series 2015-89 AZ
3.50% 12/25/45	20,856	19,982
Series 2015-95 SH
3.936% (6.00% minus
LIBOR01M, Cap 6.00%)
1/25/46 Σ●	156,716	28,148
Series 2016-20 DI
3.50% 4/25/31 Σ	1,530,626	201,001
Series 2016-33 DI
3.50% 6/25/36 Σ	279,884	42,018
Series 2016-33 EL
3.00% 6/25/46	22,000	19,671
Series 2016-40 ZC
3.00% 7/25/46	63,865	57,243
Series 2016-50 IB
3.00% 2/25/46 Σ	86,172	13,425
Series 2016-51 LI
3.00% 8/25/46 Σ	418,973	66,782
Series 2016-55 SK
3.936% (6.00% minus
LIBOR01M, Cap 6.00%)
8/25/46 Σ●	127,091	24,358
Series 2016-62 SA
3.936% (6.00% minus
LIBOR01M, Cap 6.00%)
9/25/46 Σ●	347,389	69,085
Series 2016-74 GS
3.936% (6.00% minus
LIBOR01M, Cap 6.00%)
10/25/46 Σ●	84,448	18,159
Series 2016-79 JS
3.986% (6.05% minus
LIBOR01M, Cap 6.05%)
11/25/46 Σ●	350,767	71,231
Series 2016-85 SA
3.936% (6.00% minus
LIBOR01M, Cap 6.00%)
11/25/46 Σ●	293,722	59,032
Series 2016-99 DI
3.50% 1/25/46 Σ	88,425	16,781
Series 2016-105 SA
3.936% (6.00% minus
LIBOR01M, Cap 6.00%)
1/25/47 Σ●	186,968	36,268
Series 2017-8 BZ
3.00% 2/25/47	156,895	136,474
Series 2017-8 SG
3.936% (6.00% minus
LIBOR01M, Cap 6.00%)
2/25/47 Σ●	244,136	46,224
Series 2017-11 EI
3.00% 3/25/42 Σ	241,276	36,326
Series 2017-12 JI
3.50% 5/25/40 Σ	76,610	11,288
Series 2017-15 NZ
3.50% 3/25/47	31,523	30,412
Series 2017-16 SM
3.986% (6.05% minus
LIBOR01M, Cap 6.05%)
3/25/47 Σ●	297,271	56,704
Series 2017-16 YT
3.00% 7/25/46	41,000	39,439
Series 2017-16 YW
3.00% 3/25/47	100,000	92,014
Series 2017-21 ZD
3.50% 4/25/47	24,097	22,914
Series 2017-26 VZ
3.00% 4/25/47	148,457	129,918
Series 2017-28 Z
3.50% 4/25/47	16,763	15,513
Series 2017-39 CY
3.50% 5/25/47	19,000	18,601

2 NQ-DPT-164 [7/18] 9/18 (596766)

(Unaudited)

	Principal	Value
	amount°	(US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2017-40 GZ
3.50% 5/25/47	49,998	$48,217
Series 2017-46 VG
3.50% 4/25/38	31,000	30,399
Series 2017-61 SB 4.086%
(6.15% minus LIBOR01M,
Cap 6.15%) 8/25/47 Σ●	436,755	85,547
Series 2017-61 TB
3.00% 8/25/44	45,000	41,764
Series 2017-69 SG 4.086%
(6.15% minus LIBOR01M,
Cap 6.15%) 9/25/47 Σ●	225,441	43,616
Series 2017-88 EI
3.00% 11/25/47 Σ	232,503	45,381
Series 2017-88 IE
3.00% 11/25/47 Σ	201,745	39,143
Series 2017-96 EZ
3.50% 12/25/47	90,833	87,328
Series 2017-99 IE
3.00% 12/25/47 Σ	287,271	59,131
Series 2018-8 MU
3.00% 2/25/48	170,000	154,683
Series 2018-21 IO
3.00% 4/25/48 Σ	527,606	105,044
Freddie Mac REMICs
Series 1730 Z
7.00% 5/15/24	24,908	26,842
Series 2326 ZQ
6.50% 6/15/31	22,375	24,928
Series 3123 HT
5.00% 3/15/26	65,814	68,154
Series 3656 PM
5.00% 4/15/40	47,720	50,760
Series 4050 EI
4.00% 2/15/39 Σ	143,530	15,305
Series 4072 BI
3.50% 7/15/27 Σ	50,770	5,397
Series 4109 AI
3.00% 7/15/31 Σ	292,823	36,160
Series 4120 IK
3.00% 10/15/32 Σ	239,646	34,317
Series 4120 MI
3.00% 10/15/32 Σ	77,835	11,462
Series 4121 AI
3.50% 10/15/42 Σ	302,047	59,935
Series 4135 AI
3.50% 11/15/42 Σ	4,016,780	851,624
Series 4139 IP
3.50% 4/15/42 Σ	70,194	9,154
Series 4142 IO
3.00% 12/15/27 Σ	128,041	11,521
Series 4145 LI
3.00% 12/15/27 Σ	610,345	56,167
Series 4146 AI
3.00% 12/15/27 Σ	147,952	12,778
Series 4146 IA
3.50% 12/15/32 Σ	121,662	19,112
Series 4150 IO
3.50% 1/15/43 Σ	339,491	70,214
Series 4159 KS
4.078% (6.15% minus
LIBOR01M, Cap 6.15%)
1/15/43 Σ●	110,959	21,583
Series 4161 IM
3.50% 2/15/43 Σ	58,227	13,298
Series 4181 DI
2.50% 3/15/33 Σ	79,469	9,780
Series 4184 GS
4.048% (6.12% minus
LIBOR01M, Cap 6.12%)
3/15/43 Σ●	135,636	25,754
Series 4185 LI
3.00% 3/15/33 Σ	53,591	7,776
Series 4186 IB
3.00% 3/15/33 Σ	175,236	22,916
Series 4186 JI
3.00% 3/15/33 Σ	244,993	29,306
Series 4188 JI
3.00% 4/15/33 Σ	248,364	28,800
Series 4191 CI
3.00% 4/15/33 Σ	54,336	7,736
Series 4205 AI
2.50% 5/15/28 Σ	53,835	4,670
Series 4218 AI
3.00% 6/15/33 Σ	206,192	28,081
Series 4328 EI
2.50% 12/15/27 Σ	1,222,116	77,877
Series 4435 DY
3.00% 2/15/35	157,000	148,629
Series 4457 KZ
3.00% 4/15/45	132,273	117,710
Series 4464 DA
2.50% 1/15/43	38,048	34,287
Series 4494 SA 4.108%
(6.18% minus LIBOR01M,
Cap 6.18%) 7/15/45 Σ●	63,757	11,928
Series 4531 PZ
3.50% 11/15/45	14,270	13,414
Series 4543 HI
3.00% 4/15/44 Σ	76,433	12,217
Series 4546 AI
3.50% 1/15/31 Σ	341,755	41,683

(continues)     NQ-DPT-164 [7/18] 9/18 (596766) 3

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio (Unaudited)

	Principal	Value
	amount°	(US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs
Series 4580 MI
3.50% 2/15/43 Σ	77,078	$11,842
Series 4581 LI
3.00% 5/15/36 Σ	70,836	9,846
Series 4592 WT
5.50% 6/15/46	229,044	248,858
Series 4594 SG
3.928% (6.00% minus
LIBOR01M, Cap 6.00%)
6/15/46 Σ●	381,742	80,261
Series 4614 HB
2.50% 9/15/46	78,000	68,565
Series 4618 SA
3.928% (6.00% minus
LIBOR01M, Cap 6.00%)
9/15/46 Σ●	88,396	19,276
Series 4623 LZ
2.50% 10/15/46	68,948	56,538
Series 4623 MS 3.928%
(6.00% minus LIBOR01M,
Cap 6.00%) 10/15/46 Σ●	87,989	18,236
Series 4623 MW
2.50% 10/15/46	80,000	70,928
Series 4625 BI
3.50% 6/15/46 Σ	273,855	58,596
Series 4625 PZ
3.00% 6/15/46	52,692	46,998
Series 4627 PI
3.50% 5/15/44 Σ	330,290	48,422
Series 4631 GS 3.928%
(6.00% minus LIBOR01M,
Cap 6.00%) 11/15/46 Σ●	283,097	50,565
Series 4631 LJ
3.00% 3/15/41	26,000	24,753
Series 4636 NZ
3.00% 12/15/46	91,227	81,378
Series 4640 LB
3.00% 9/15/43	295,000	278,272
Series 4648 MZ
3.00% 6/15/46	27,195	24,527
Series 4648 SA 3.928%
(6.00% minus LIBOR01M,
Cap 6.00%) 1/15/47 Σ●	211,987	44,032
Series 4650 JE
3.00% 7/15/46	16,000	14,541
Series 4655 WI
3.50% 8/15/43 Σ	169,940	29,432
Series 4657 JZ
3.50% 2/15/47	10,508	9,557
Series 4657 PS 3.928%
(6.00% minus LIBOR01M,
Cap 6.00%) 2/15/47 Σ●	169,057	32,352
Series 4663 AI
3.00% 3/15/42 Σ	154,017	21,979
Series 4663 HZ
3.50% 3/15/47	1,066,560	1,024,829
Series 4667 LI
3.50% 10/15/43 Σ	83,314	14,371
Series 4669 QW
3.00% 9/15/44	11,000	10,260
Series 4673 WI
3.50% 9/15/43 Σ	678,280	108,399
Series 4676 KZ
2.50% 7/15/45	51,585	42,616
Series 4700 WI
3.50% 1/15/44 Σ	136,117	22,965
Series 4703 CI
3.50% 7/15/42 Σ	246,436	33,650
Series 4791 AZ
3.50% 12/15/47	48,421	47,340
Freddie Mac Strips
Series 267 S5
3.928% (6.00% minus
LIBOR01M, Cap 6.00%)
8/15/42 Σ●	164,449	28,355
Series 299 S1
3.928% (6.00% minus
LIBOR01M, Cap 6.00%)
1/15/43 Σ●	129,983	21,039
Series 304 C30
2.50% 12/15/27 Σ	761,721	59,940
Series 304 C31
3.00% 12/15/27 Σ	270,354	23,402
Series 304 C38
3.50% 12/15/27 Σ	142,718	12,801
Freddie Mac Structured
Agency Credit Risk Debt
Notes
Series 2017-DNA1 M2
5.314% (LIBOR01M +
3.25%, Floor 3.25%)
7/25/29 ●	250,000	271,880
Series 2017-DNA3 M2
4.564% (LIBOR01M +
2.50%) 3/25/30 ●	500,000	519,498
Series 2017-HQA3 M2
4.414% (LIBOR01M +
2.35%) 4/25/30 ●	500,000	512,955

4 NQ-DPT-164 [7/18] 9/18 (596766)

(Unaudited)

	Principal	Value
	amount°	(US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac Structured
Agency Credit Risk Debt
Notes
Series 2018-DNA1 M2
3.864% (LIBOR01M +
1.80%) 7/25/30 ●	200,000	$198,314
Series 2018-HQA1 M2
4.364% (LIBOR01M +
2.30%) 9/25/30 ●	245,000	245,738
GNMA
Series 2010-113 KE
4.50% 9/20/40	119,894	126,300
Series 2011-157 SG
4.514% (6.60% minus
LIBOR01M, Cap 6.60%)
12/20/41 Σ●	222,398	43,796
Series 2012-108 KI
4.00% 8/16/42 Σ	463,262	88,058
Series 2012-136 MX
2.00% 11/20/42	30,000	25,667
Series 2013-113 AZ
3.00% 8/20/43	280,410	249,988
Series 2013-113 LY
3.00% 5/20/43	22,000	21,271
Series 2015-64 GZ
2.00% 5/20/45	82,030	62,542
Series 2015-74 CI
3.00% 10/16/39 Σ	149,064	17,941
Series 2015-76 MZ
3.00% 5/20/45	87,962	83,186
Series 2015-111 IH
3.50% 8/20/45 Σ	298,824	43,066
Series 2015-127 LM
3.00% 9/20/45	28,000	25,625
Series 2015-133 AL
3.00% 5/20/45	208,000	195,515
Series 2015-142 AI
4.00% 2/20/44 Σ	45,559	6,257
Series 2016-75 JI
3.00% 9/20/43 Σ	785,625	118,757
Series 2016-89 QS 3.964%
(6.05% minus LIBOR01M,
Cap 6.05%) 7/20/46 Σ●	141,022	28,934
Series 2016-103 DY
2.50% 8/20/46	6,000	5,123
Series 2016-108 SK
3.964% (6.05% minus
LIBOR01M, Cap 6.05%)
8/20/46 Σ●	228,332	44,399
Series 2016-111 PB
2.50% 8/20/46	74,000	64,450
Series 2016-115 SA
4.014% (6.10% minus
LIBOR01M, Cap 6.10%)
8/20/46 Σ●	444,289	83,212
Series 2016-116 GI
3.50% 11/20/44 Σ	272,857	48,195
Series 2016-118 DI
3.50% 3/20/43 Σ	308,423	43,559
Series 2016-120 NS
4.014% (6.10% minus
LIBOR01M, Cap 6.10%)
9/20/46 Σ●	325,579	64,234
Series 2016-121 JS
4.014% (6.10% minus
LIBOR01M, Cap 6.10%)
9/20/46 Σ●	236,148	45,371
Series 2016-134 MW
3.00% 10/20/46	13,000	12,561
Series 2016-149 GI
4.00% 11/20/46 Σ	88,686	20,310
Series 2016-156 PB
2.00% 11/20/46	47,000	36,837
Series 2016-160 GI
3.50% 11/20/46 Σ	190,414	45,045
Series 2016-160 IE
3.00% 6/20/46 Σ	821,613	134,725
Series 2016-161 MI
3.00% 3/20/46 Σ	132,831	20,141
Series 2016-161 PI
3.50% 6/20/46 Σ	1,566,649	275,728
Series 2016-163 MI
3.50% 11/20/46 Σ	138,916	18,412
Series 2016-163 XI
3.00% 10/20/46 Σ	214,237	30,486
Series 2016-171 IO
3.00% 7/20/44 Σ	455,976	58,934
Series 2016-171 IP
3.00% 3/20/46 Σ	91,917	14,789
Series 2016-172 IO
3.00% 4/20/46 Σ	158,536	24,311
Series 2017-10 KZ
3.00% 1/20/47	27,195	24,550
Series 2017-11 IM
3.00% 5/20/42 Σ	713,263	87,643
Series 2017-18 GM
2.50% 2/20/47	22,000	19,629
Series 2017-25 CZ
3.50% 2/20/47	67,248	65,778
Series 2017-25 WZ
3.00% 2/20/47	77,209	71,668

(continues)     NQ-DPT-164 [7/18] 9/18 (596766) 5

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio (Unaudited)

	Principal	Value
	amount°	(US $)
Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2017-52 GH
3.00% 4/20/47	25,000	$23,331
Series 2017-56 JZ
3.00% 4/20/47	3,114	2,770
Series 2017-56 QS 4.064%
(6.15% minus LIBOR01M,
Cap 6.15%) 4/20/47 Σ●	269,000	49,048
Series 2017-56 QW
3.00% 12/20/46	25,000	23,413
Series 2017-68 SB 4.064%
(6.15% minus LIBOR01M,
Cap 6.15%) 5/20/47 Σ●	209,475	35,333
Series 2017-80 AS 4.114%
(6.20% minus LIBOR01M,
Cap 6.20%) 5/20/47 Σ●	302,592	56,459
Series 2017-91 SM
4.114% (6.20% minus
LIBOR01M, Cap 6.20%)
6/20/47 Σ●	186,186	35,514
Series 2017-101 AI
4.00% 7/20/47 Σ	131,155	25,975
Series 2017-101 KS
4.114% (6.20% minus
LIBOR01M, Cap 6.20%)
7/20/47 Σ●	208,366	38,451
Series 2017-101 SK
4.114% (6.20% minus
LIBOR01M, Cap 6.20%)
7/20/47 Σ●	522,810	96,434
Series 2017-101 TI
4.00% 3/20/44 Σ	194,896	32,052
Series 2017-117 SD
4.114% (6.20% minus
LIBOR01M, Cap 6.20%)
8/20/47 Σ●	178,548	34,157
Series 2017-120 QS
4.114% (6.20% minus
LIBOR01M, Cap 6.20%)
8/20/47 Σ●	248,886	48,966
Series 2017-130 YJ
2.50% 8/20/47	40,000	35,491
Series 2017-134 ES
4.114% (6.20% minus
LIBOR01M, Cap 6.20%)
9/20/47 Σ●	337,116	60,907
Series 2017-134 SD
4.114% (6.20% minus
LIBOR01M, Cap 6.20%)
9/20/47 Σ●	2,976,634	585,323
Series 2017-137 CZ
3.00% 9/20/47	206,082	181,932
Series 2017-137 IO
3.00% 6/20/45 Σ	373,867	62,618
Series 2017-141 IA
3.00% 3/20/46 Σ	1,419,309	221,450
Series 2017-141 JS
4.114% (6.20% minus
LIBOR01M, Cap 6.20%)
9/20/47 Σ●	209,903	41,383
Series 2017-144 EI
3.00% 12/20/44 Σ	345,652	55,586
Series 2017-156 LP
2.50% 10/20/47	27,000	23,122
Series 2017-163 HS
4.114% (6.20% minus
LIBOR01M, Cap 6.20%)
11/20/47 Σ●	593,738	105,661
Series 2017-170 SQ
4.114% (6.20% minus
LIBOR01M, Cap 6.20%)
11/20/47 Σ●	1,038,194	158,844
Series 2017-174 HI
3.00% 7/20/45 Σ	313,345	53,085
Series 2017-184 AL
3.00% 6/20/47	79,000	77,442
Series 2018-1 ST 4.114%
(6.20% minus LIBOR01M,
Cap 6.20%) 1/20/48 Σ●	618,665	123,133
Series 2018-11 AI
3.00% 1/20/46 Σ	207,510	37,023
Series 2018-13 PZ
3.00% 1/20/48	55,830	51,295
Series 2018-14 ZE
3.50% 1/20/48	30,529	29,550
Series 2018-18 CZ
3.00% 2/20/48	22,276	19,215
Series 2018-24 HZ
3.00% 2/20/48	26,327	23,607
Series 2018-34 TY
3.50% 3/20/48	45,000	42,895
Series 2018-37 SA 4.114%
(6.20% minus LIBOR01M,
Cap 6.20%) 3/20/48 Σ●	212,441	40,627
Series 2018-46 AS 4.114%
(6.20% minus LIBOR01M,
Cap 6.20%) 3/20/48 Σ●	736,966	149,471
Series 2018-63 BZ
3.00% 4/20/48 =	111,835	98,653
Total Agency Collateralized Mortgage
Obligations (cost $16,567,845)		16,426,066

6 NQ-DPT-164 [7/18] 9/18 (596766)

(Unaudited)

	Principal	Value
	amount°	(US $)
Agency Commercial Mortgage-Backed Securities – 2.18%
Freddie Mac Multifamily
Structured Pass Through
Certificates
Series K058 A2 2.653%
8/25/26 ◆	1,095,000	$1,038,150
Series K061 A2 3.347%
11/25/26 ◆ ●	275,000	273,157
FREMF Mortgage Trust
Series 2010-K7 B 144A
5.50% 4/25/20 #●	95,000	98,156
Series 2010-K8 B 144A
5.278% 9/25/43 #●	1,000,000	1,034,514
Series 2011-K11 B 144A
4.416% 12/25/48 #●	730,000	747,453
Series 2011-K14 B 144A
5.18% 2/25/47 #●	50,000	52,303
Series 2011-K15 B 144A
4.948% 8/25/44 #●	150,000	155,822
Series 2011-K704 B 144A
4.418% 10/25/30 #●	70,000	69,893
Series 2012-K22 B 144A
3.686% 8/25/45 #●	60,000	59,826
Series 2013-K25 C 144A
3.619% 11/25/45 #●	280,000	275,547
Series 2013-K28 C 144A
3.49% 6/25/46 #●	30,000	29,486
Series 2013-K33 B 144A
3.50% 8/25/46 #●	115,000	113,353
Series 2013-K33 C 144A
3.50% 8/25/46 #●	20,000	19,581
Series 2013-K712 B 144A
3.36% 5/25/45 #●	140,000	140,130
Series 2013-K713 B 144A
3.154% 4/25/46 #●	35,000	34,923
Series 2013-K713 C 144A
3.154% 4/25/46 #●	135,000	134,138
Series 2014-K717 B 144A
3.628% 11/25/47 #●	90,000	90,200
Series 2014-K717 C 144A
3.628% 11/25/47 #●	40,000	39,650
Series 2016-K53 B 144A
4.019% 3/25/49 #●	15,000	14,840
Series 2016-K722 B 144A
3.835% 7/25/49 #●	370,000	365,424
Series 2016-K723 B 144A
3.58% 11/25/23 #●	120,000	115,698
Series 2017-K71 B 144A
3.753% 11/25/50 #●	80,000	75,741
Total Agency Commercial
Mortgage-Backed
Securities (cost $5,040,390)		4,977,985

Agency Mortgage-Backed Securities – 9.37%
Fannie Mae
3.00% 10/1/47	712,520	682,025
3.00% 2/1/57	250,010	238,730
Fannie Mae ARM
2.53%(LIBOR12M +
1.608%, Cap 7.53%)
12/1/46 ●	164,062	159,638
2.938%(LIBOR12M +
1.557%, Cap 7.942%)
12/1/45 ●	34,937	34,795
2.959%(LIBOR12M +
1.61%, Cap 7.959%)
4/1/46 ●	18,508	18,295
3.04%(LIBOR12M +
1.56%, Cap 8.04%)
4/1/44 ●	73,403	73,393
3.954%(LIBOR12M +
1.525%, Cap 9.533%)
8/1/34 ●	15,755	16,456
Fannie Mae FHAVA
4.50% 7/1/40	55,744	57,840
Fannie Mae S.F. 30 yr
4.50% 11/1/39	49,219	51,599
4.50% 6/1/40	54,440	56,935
4.50% 8/1/40	13,356	13,930
4.50% 8/1/41	63,129	66,211
4.50% 10/1/43	1,387,027	1,453,659
4.50% 10/1/44	29,971	31,321
4.50% 3/1/46	21,729	22,709
4.50% 5/1/46	618,077	643,686
4.50% 7/1/46	239,790	249,492
4.50% 8/1/47	1,362,432	1,414,787
5.00% 12/1/35	214,463	230,151
5.00% 1/1/40	677,985	727,954
5.00% 6/1/44	165,942	178,153
5.00% 7/1/47	197,643	210,807
5.50% 7/1/40	104,371	113,014
5.50% 6/1/41	93,805	102,290
5.50% 9/1/41	115,717	127,711
5.50% 5/1/44	3,118,852	3,379,201
6.00% 9/1/36	16,179	18,009
6.00% 12/1/36	1,803	1,971
6.00% 6/1/37	942	1,037
6.00% 7/1/37	749	818
6.00% 10/1/38	14,707	16,116
6.00% 11/1/38	4,203	4,616
6.00% 10/1/39	116,405	127,755
6.00% 11/1/40	2,798	3,073
6.00% 7/1/41	579,547	638,069
6.00% 7/1/41	272,697	298,838

(continues)     NQ-DPT-164 [7/18] 9/18 (596766) 7

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio (Unaudited)

	Principal	Value
	amount°	(US $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr TBA
4.50% 9/1/48	3,585,000	$3,713,497
5.00% 9/1/48 ψ	957,000	1,009,299
Freddie Mac ARM
2.908%(LIBOR12M +
1.611%, Cap 7.909%)
11/1/44 ●	13,871	13,869
2.918%(LIBOR12M +
1.63%, Cap 7.918%)
10/1/45 ●	48,919	48,431
2.97%(LIBOR12M +
1.62%, Cap 7.971%)
11/1/45 ●	45,186	44,799
3.114%(LIBOR12M +
1.62%, Cap 8.114%)
3/1/46 ●	77,997	77,511
Freddie Mac S.F. 30 yr
4.50% 4/1/39	7,447	7,763
4.50% 5/1/40	283,443	296,262
4.50% 3/1/42	55,614	58,289
4.50% 7/1/42	72,653	76,143
4.50% 8/1/42	1,851,060	1,932,266
4.50% 12/1/43	49,250	51,460
4.50% 8/1/44	94,875	99,013
4.50% 11/1/45	337,208	350,146
5.00% 4/1/44	66,760	71,315
5.00% 12/1/44	129,623	138,532
5.50% 3/1/34	2,156	2,334
5.50% 12/1/34	1,893	2,049
5.50% 12/1/35	1,856	2,008
5.50% 11/1/36	2,394	2,592
5.50% 9/1/37	3,552	3,825
5.50% 1/1/39	14,815	16,037
5.50% 6/1/41	544,834	590,770
5.50% 9/1/41	170,003	185,177
6.00% 8/1/38	9,148	10,045
6.00% 5/1/40	51,545	56,611
6.00% 7/1/40	22,857	25,032
GNMA I S.F. 30 yr
5.50% 2/15/41	30,675	32,976
7.00% 12/15/34	85,042	96,041
GNMA II S.F. 30 yr
5.00% 9/20/46	71,844	76,395
5.00% 7/20/48	548,000	576,294
5.50% 5/20/37	18,607	19,775
6.00% 2/20/39	19,850	21,286
6.00% 10/20/39	83,030	88,987
6.00% 2/20/40	87,347	94,638
6.00% 4/20/46	25,954	28,280
Total Agency Mortgage-Backed Securities
(cost $21,861,446)		21,384,831

Collateralized Debt Obligations – 5.24%
AMMC CLO 21
Series 2017-21A A
144A 3.599% (LIBOR03M
+ 1.25%) 11/2/30 #●	250,000	251,550
AMMC CLO 22
Series 2018-22A A
144A 3.365% (LIBOR03M
+ 1.03%, Floor 1.03%)
4/25/31 #●	250,000	248,543
Apex Credit CLO 2017
Series 2017-1A A1
144A 3.812% (LIBOR03M
+ 1.47%, Floor 1.47%)
4/24/29 #●	295,000	295,846
Apex Credit CLO 2018
Series 2018-1A A2
144A 3.365% (LIBOR03M
+ 1.03%) 4/25/31 #●	1,800,000	1,789,497
Atlas Senior Loan Fund X
Series 2018-10A A
144A 3.429% (LIBOR03M
+ 1.09%) 1/15/31 #●	350,000	349,522
Battalion CLO XII
Series 2018-12A A1
144A 3.40% (LIBOR03M +
1.07%, Floor 1.07%)
5/17/31 #●	700,000	696,401
Benefit Street Partners CLO IV
Series 2014-IVA A1R
144A 3.838% (LIBOR03M
+ 1.49%) 1/20/29 #●	500,000	501,161
Cedar Funding VI CLO
Series 2016-6A A1
144A 3.818% (LIBOR03M
+ 1.47%) 10/20/28 #●	250,000	250,270
CFIP CLO
Series 2017-1A A
144A 3.553% (LIBOR03M
+ 1.22%) 1/18/30 #●	500,000	500,033
ECP CLO
Series 2015-7A A1R
144A 3.488% (LIBOR03M
+ 1.14%) 4/22/30 #●	700,000	699,057

8 NQ-DPT-164 [7/18] 9/18 (596766)

(Unaudited)

	Principal	Value
	amount°	(US $)
Collateralized Debt Obligations (continued)
Galaxy XXI CLO
Series 2015-21A AR
144A 3.368% (LIBOR03M
+ 1.02%) 4/20/31 #●	250,000	$249,663
GoldenTree Loan
Management US CLO 1
Series 2017-1A A
144A 3.568% (LIBOR03M
+ 1.22%) 4/20/29 #●	250,000	250,715
Mariner CLO 5
Series 2018-5A A
144A 3.324% (LIBOR03M
+ 1.11%, Floor 1.11%)
4/25/31 #●	400,000	399,549
Midocean Credit CLO IX
Series 2018-9A A1
144A 0.00% (LIBOR03M +
1.15%, Floor 1.15%)
7/20/31 #^	250,000	249,725
Midocean Credit CLO VIII
Series 2018-8A A1
144A 3.036% (LIBOR03M
+ 1.15%) 2/20/31 #●	250,000	249,869
MP CLO IV
Series 2013-2A ARR
144A 3.615% (LIBOR03M
+ 1.28%) 7/25/29 #●	250,000	249,994
Northwoods Capital XV
Series 2017-15A A
144A 3.625% (LIBOR03M
+ 1.30%) 6/20/29 #●	250,000	250,942
Northwoods Capital XVII
Series 2018-17A A
144A 3.308% (LIBOR03M
+ 1.06%, Floor 1.06%)
4/22/31 #●	400,000	399,426
Oaktree CLO
Series 2014-1A A1R
144A 3.645% (LIBOR03M
+ 1.29%) 5/13/29 #●	350,000	351,555
OCP CLO
Series 2017-13A A1A
144A 3.599% (LIBOR03M
+ 1.26%) 7/15/30 #●	250,000	250,573
Octagon Investment Partners
XV CLO
Series 2013-1A A1AR
144A 3.552% (LIBOR03M
+ 1.21%) 7/19/30 #●	250,000	250,372
OZLM XVIII
Series 2018-18A A
144A 3.35% (LIBOR03M +
1.02%, Floor 1.02%)
4/15/31 #●	350,000	347,570
Saranac CLO VII
Series 2014-2A A1AR
144A 3.561% (LIBOR03M
+ 1.23%) 11/20/29 #●	250,000	250,194
Shackleton CLO
Series 2013-3A AR
144A 3.459% (LIBOR03M
+ 1.12%, Floor 1.12%)
7/15/30 #●	250,000	249,943
Sounds Point CLO IV-R
Series 2013-3RA A
144A 3.651% (LIBOR03M
+ 1.15%, Floor 1.15%)
4/18/31 #●	700,000	698,289
Steele Creek CLO
Series 2017-1A A
144A 3.589% (LIBOR03M
+ 1.25%) 1/15/30 #●	250,000	250,050
TIAA CLO II
Series 2017-1A A
144A 3.628% (LIBOR03M
+ 1.28%) 4/20/29 #●	250,000	250,642
Venture 31 CLO
Series 2018-31A A1
144A 3.342% (LIBOR03M
+ 1.03%, Floor 1.03%)
4/20/31 #●	400,000	396,972
Venture CDO
Series 2016-25A A1
144A 3.838% (LIBOR03M
+ 1.49%) 4/20/29 #●	100,000	100,300
Venture XXII CLO
Series 2015-22A AR
144A 3.419% (LIBOR03M
+ 1.08%) 1/15/31 #●	250,000	249,694
Venture XXIV CLO
Series 2016-24A A1D
144A 3.768% (LIBOR03M
+ 1.42%) 10/20/28 #●	195,000	195,081
Venture XXVIII CLO
Series 2017-28A A2
144A 3.458% (LIBOR03M
+ 1.11%) 7/20/30 #●	250,000	249,753
Total Collateralized Debt Obligations
(cost $11,986,336)		11,972,751

(continues)     NQ-DPT-164 [7/18] 9/18 (596766) 9

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio (Unaudited)

	Principal	Value
	amount°	(US $)
Convertible Bonds – 3.27%
Aerojet Rocketdyne Holdings
2.25% exercise price
$26.00, maturity date
12/15/23	400,000	$569,236
BioMarin Pharmaceutical
1.50% exercise price
$94.15, maturity date
10/15/20	520,000	638,175
Blackstone Mortgage Trust
4.375% exercise price
$35.67, maturity date
5/5/22	600,000	594,490
Booking Holdings 0.35%
exercise price $1,315.10,
maturity date 6/15/20	200,000	310,186
Cemex 3.72% exercise price
$11.01, maturity date
3/15/20	700,000	711,421
Ciena 3.75% exercise price
$20.17, maturity date
10/15/18	7,000	8,914
DISH Network 3.375%
exercise price $65.18,
maturity date 8/15/26	450,000	409,930
Empire State Realty OP 144A
2.625% exercise price
$19.27, maturity date
8/15/19 #	400,000	404,128
GAIN Capital Holdings 144A
5.00% exercise price
$8.20, maturity date
8/15/22 #	58,000	62,902
GCI Liberty 144A 1.75%
exercise price $370.52,
maturity date 9/30/46 #	80,000	83,996
Insulet 1.25% exercise price
$58.37, maturity date
9/15/21	175,000	259,959
Insulet 144A 1.375% exercise
price $93.18, maturity date
11/15/24 #	250,000	272,690
Medicines 2.75% exercise
price $48.97, maturity date
7/15/23	540,000	571,698
Microchip Technology
1.625% exercise price
$98.47, maturity date
2/15/27	360,000	430,312
Neurocrine Biosciences
2.25% exercise price
$75.92, maturity date
5/15/24	190,000	278,921
Pacira Pharmaceuticals
2.375% exercise price
$66.89, maturity date
4/1/22	535,000	530,516
RPM International 2.25%
exercise price $52.12,
maturity date 12/15/20	25,000	31,972
Synaptics 0.50% exercise
price $73.02, maturity date
6/15/22	500,000	495,823
Team 5.00% exercise price
$21.70, maturity date
8/1/23	300,000	372,156
Vector Group 2.50% exercise
price $14.50, maturity date
1/15/19 ●	285,000	365,510
Verint Systems 1.50%
exercise price $64.46,
maturity date 6/1/21	70,000	69,456
Total Convertible Bonds (cost $7,238,283)		7,472,391

Corporate Bonds – 35.05%
Banking – 8.10%
Akbank Turk 144A
7.20% 3/16/27 #µ	200,000	166,144
Banco Santander
3.848% 4/12/23	400,000	396,173
Banco Santander
Mexico 144A
4.125% 11/9/22 #	150,000	150,660
Bank of America
3.864% 7/23/24 µ	95,000	95,041
4.271% 7/23/29 µ	540,000	542,610
5.625% 7/1/20	120,000	125,397
Bank of Montreal
3.803% 12/15/32 µ	360,000	336,755
Bank of New York Mellon
2.20% 3/4/19	460,000	458,986
2.95% 1/29/23	115,000	112,476
Barclays 8.25%µψ	400,000	408,064
BOC Aviation 144A
2.375% 9/15/21 #	200,000	191,193
Branch Banking & Trust
2.85% 4/1/21	500,000	495,602
Citibank 3.40% 7/23/21	250,000	249,873
Citigroup 3.421% (LIBOR03M
+ 1.10%) 5/17/24 ●	95,000	95,827
Citizens Bank
2.55% 5/13/21	250,000	243,620
Citizens Financial Group
4.30% 12/3/25	115,000	114,035

10 NQ-DPT-164 [7/18] 9/18 (596766)

(Unaudited)

	Principal		Value
	amount°		(US $)
Corporate Bonds (continued)
Banking (continued)
Compass Bank
2.875% 6/29/22		250,000	$241,318
3.875% 4/10/25		250,000	241,624
Credit Suisse Group
144A 3.869% 1/12/29 #µ		705,000	674,736
144A 6.25%#µψ		200,000	201,256
DBS Group Holdings 144A
4.52% 12/11/28 #µ		275,000	277,524
Fifth Third Bancorp
2.60% 6/15/22		50,000	48,324
3.95% 3/14/28		210,000	206,997
Fifth Third Bank
2.30% 3/15/19		330,000	329,430
3.85% 3/15/26		250,000	245,427
Goldman Sachs Group
4.223% 5/1/29 µ		475,000	470,766
5.15% 5/22/45		75,000	77,961
6.00% 6/15/20		650,000	681,532
HSBC Holdings
3.95% 5/18/24 µ		400,000	399,563
6.50%µψ		215,000	211,184
Huntington Bancshares
2.30% 1/14/22		160,000	153,470
Huntington National Bank
2.50% 8/7/22		250,000	240,341
JPMorgan Chase & Co.
3.797% 7/23/24 µ		230,000	229,971
4.203% 7/23/29 µ		460,000	461,365
6.75%µψ		205,000	224,219
KeyBank 3.40% 5/20/26		300,000	284,695
Lloyds Banking Group
7.50%µψ		200,000	207,000
Morgan Stanley
3.772% 1/24/29 µ		590,000	567,995
5.00% 11/24/25		440,000	458,046
5.50% 1/26/20		335,000	346,214
Nationwide Building
Society 144A
4.125% 10/18/32 #µ		500,000	465,734
PNC Bank
2.70% 11/1/22		250,000	240,688
3.50% 6/8/23		250,000	250,544
PNC Financial Services Group
5.00%µψ		160,000	159,200
Popular 7.00% 7/1/19		315,000	321,930
Regions Financial
2.75% 8/14/22		75,000	72,304
Royal Bank of Scotland Group
4.519% 6/25/24 µ		360,000	361,161
Royal Bank of Scotland Group
8.625%µψ		400,000	432,640
Santander UK 144A
5.00% 11/7/23 #		870,000	884,604
State Street
3.10% 5/15/23		65,000	63,812
3.30% 12/16/24		105,000	103,457
SunTrust Bank
2.45% 8/1/22		115,000	110,553
3.00% 2/2/23		225,000	220,011
3.30% 5/15/26		200,000	188,629
SunTrust Banks
2.70% 1/27/22		55,000	53,494
4.00% 5/1/25		200,000	200,429
SVB Financial Group
3.50% 1/29/25		120,000	116,499
Swiss Insured Brazil Power
Finance 144A
9.85% 7/16/32 #	BRL	600,000	155,463
Turkiye Garanti Bankasi 144A
5.25% 9/13/22 #		200,000	187,639
UBS Group Funding
Switzerland 6.875%µψ		330,000	337,828
US Bancorp
2.375% 7/22/26		465,000	422,784
3.10% 4/27/26		140,000	132,402
3.15% 4/27/27		390,000	373,534
3.60% 9/11/24		40,000	39,718
US Bank 3.40% 7/24/23		250,000	248,961
USB Capital IX 3.50%
(LIBOR03M + 1.02%)ψ●		355,000	318,240
Wells Fargo Capital X
5.95% 12/15/36		55,000	59,331
Westpac Banking 5.00%µψ		50,000	45,028
Woori Bank 144A
4.75% 4/30/24 #		200,000	198,658
Zions Bancorporation
4.50% 6/13/23		55,000	55,428
			18,484,117
Basic Industry – 3.02%
Anglo American Capital 144A
4.75% 4/10/27 #		840,000	818,843
Barrick North America Finance
5.75% 5/1/43		345,000	384,338
BHP Billiton Finance
USA 144A
6.25% 10/19/75 #µ		400,000	422,000

(continues)     NQ-DPT-164 [7/18] 9/18 (596766) 11

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio (Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Basic Industry (continued)
Braskem Netherlands
Finance 144A
4.50% 1/10/28 #	200,000	$192,430
CK Hutchison International
17 144A 2.875% 4/5/22 #	200,000	194,108
CSN Resources 144A
7.625% 2/13/23 #	200,000	189,502
Cydsa 144A
6.25% 10/4/27 #	200,000	193,500
Dow Chemical
8.55% 5/15/19	549,000	572,827
Equate Petrochemical 144A
3.00% 3/3/22 #	200,000	192,956
Freeport-McMoRan
4.55% 11/14/24	85,000	82,609
Georgia-Pacific
144A 2.539% 11/15/19 #	15,000	14,894
8.00% 1/15/24	310,000	373,412
Hudbay Minerals 144A
7.625% 1/15/25 #	155,000	161,006
Israel Chemicals 144A
6.375% 5/31/38 #	425,000	425,266
Joseph T Ryerson & Son 144A
11.00% 5/15/22 #	310,000	342,550
Mexichem 144A
5.50% 1/15/48 #	200,000	187,980
NOVA Chemicals 144A
5.25% 6/1/27 #	305,000	286,239
Novolipetsk Steel Via Steel
Funding DAC 144A
4.00% 9/21/24 #	295,000	278,517
OCP 144A 4.50% 10/22/25 #	200,000	196,399
Olin 5.125% 9/15/27	245,000	240,713
Petkim Petrokimya
Holding 144A
5.875% 1/26/23 #	200,000	179,910
Phosagro OAO Via Phosagro
Bond Funding DAC 144A
3.95% 11/3/21 #	200,000	195,757
Syngenta Finance
144A 3.933% 4/23/21 #	375,000	374,742
144A 4.441% 4/24/23 #	200,000	199,663
Vedanta Resources 144A
7.125% 5/31/23 #	200,000	197,750
		6,897,911
Brokerage – 0.57%
Charles Schwab
3.20% 1/25/28	75,000	71,355
Charles Schwab
3.25% 5/21/21	100,000	100,182
3.85% 5/21/25	105,000	106,186
5.00%µψ	65,000	62,725
E*TRADE Financial
3.80% 8/24/27	205,000	196,440
5.875%µψ	160,000	164,400
Jefferies Group
4.15% 1/23/30	135,000	122,144
6.45% 6/8/27	30,000	32,334
6.50% 1/20/43	110,000	113,373
Lazard Group
3.625% 3/1/27	10,000	9,339
3.75% 2/13/25	125,000	120,813
NFP 144A 6.875% 7/15/25 #	200,000	195,500
		1,294,791
Capital Goods – 1.82%
Allegion US Holding
3.55% 10/1/27	432,000	398,390
Ardagh Packaging
Finance 144A
6.00% 2/15/25 #	345,000	337,669
Boise Cascade 144A
5.625% 9/1/24 #	245,000	246,852
CCL Industries 144A
3.25% 10/1/26 #	95,000	87,103
Crane 4.45% 12/15/23	95,000	97,596
General Electric
2.10% 12/11/19	130,000	128,437
5.55% 5/4/20	10,000	10,381
6.00% 8/7/19	90,000	92,799
Grupo Cementos de
Chihuahua 144A
5.25% 6/23/24 #	200,000	197,000
Harris 4.40% 6/15/28	140,000	142,088
L3 Technologies
3.85% 6/15/23	105,000	105,007
4.40% 6/15/28	200,000	201,586
Lennox International
3.00% 11/15/23	100,000	94,803
Martin Marietta Materials
4.25% 12/15/47	320,000	284,010
Northrop Grumman
2.55% 10/15/22	460,000	444,024
3.25% 8/1/23	25,000	24,741
Nvent Finance 144A
4.55% 4/15/28 #	775,000	761,158
Parker-Hannifin
3.30% 11/21/24	10,000	9,794

12 NQ-DPT-164 [7/18] 9/18 (596766)

(Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Capital Goods (continued)
Standard Industries 144A
5.00% 2/15/27 #	400,000	$376,000
United Rentals North America
5.875% 9/15/26	115,000	117,156
		4,156,594
Communications – 4.05%
AMC Networks
4.75% 8/1/25	225,000	216,563
American Tower Trust I 144A
3.07% 3/15/23 #	120,000	117,594
AT&T
144A 4.30% 2/15/30 #	125,000	119,460
4.50% 3/9/48	300,000	264,941
5.25% 3/1/37	95,000	95,416
CCO Holdings 144A
5.125% 5/1/27 #	500,000	478,750
Charter Communications
Operating 5.375% 4/1/38	105,000	104,102
Crown Castle International
3.80% 2/15/28	495,000	469,857
5.25% 1/15/23	150,000	157,500
Crown Castle Towers 144A
4.241% 7/15/28 #	250,000	255,240
CSC Holdings 144A
5.50% 4/15/27 #	200,000	193,000
Deutsche Telekom
International Finance
144A 2.485% 9/19/23 #	500,000	469,822
144A 4.375% 6/21/28 #	425,000	428,310
Discovery Communications
5.20% 9/20/47	380,000	375,792
GTP Acquisition Partners I
144A 2.35% 6/15/20 #	100,000	98,107
Level 3 Financing
5.375% 5/1/25	370,000	361,675
Myriad International
Holdings 144A
4.85% 7/6/27 #	200,000	199,873
SBA Tower Trust 144A
2.898% 10/15/19 #	60,000	59,595
Sirius XM Radio 144A
5.375% 4/15/25 #	125,000	124,375
Sprint 7.875% 9/15/23	223,000	238,331
Sprint Spectrum 144A
4.738% 3/20/25 #	220,000	218,878
Telecom Italia 144A
5.303% 5/30/24 #	200,000	201,250
Telefonica Emisiones
4.895% 3/6/48	760,000	743,720
TELUS 4.60% 11/16/48	355,000	354,696
Time Warner Cable
7.30% 7/1/38	360,000	418,344
Time Warner Entertainment
8.375% 3/15/23	185,000	215,253
VEON Holdings 144A
4.95% 6/16/24 #	200,000	191,924
Verizon Communications
4.125% 8/15/46	315,000	284,481
4.50% 8/10/33	610,000	604,466
Viacom 4.375% 3/15/43	360,000	316,808
Virgin Media Secured
Finance 144A
5.50% 8/15/26 #	200,000	191,000
Vodafone Group
3.75% 1/16/24	440,000	435,372
Zayo Group 144A
5.75% 1/15/27 #	240,000	238,200
		9,242,695
Consumer Cyclical – 1.45%
Atento Luxco 1 144A
6.125% 8/10/22 #	75,000	74,119
Boyd Gaming
6.375% 4/1/26	230,000	235,750
Dollar Tree
3.70% 5/15/23	270,000	267,768
4.00% 5/15/25	190,000	188,383
General Motors
6.75% 4/1/46	40,000	44,425
General Motors Financial
4.35% 4/9/25	445,000	440,019
5.25% 3/1/26	70,000	72,599
GLP Capital 5.375% 4/15/26	250,000	254,650
Hyundai Capital America
144A 2.55% 2/6/19 #	75,000	74,782
144A 3.00% 3/18/21 #	120,000	117,591
JD.com 3.125% 4/29/21	200,000	195,117
Lowe’s 4.05% 5/3/47	25,000	24,483
Marriott International
4.50% 10/1/34	20,000	20,102
Penn National Gaming 144A
5.625% 1/15/27 #	305,000	288,612
Penske Automotive Group
5.50% 5/15/26	245,000	238,875
Royal Caribbean Cruises
3.70% 3/15/28	380,000	355,068
Scientific Games International
10.00% 12/1/22	255,000	273,169

(continues)     NQ-DPT-164 [7/18] 9/18 (596766) 13

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio (Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Toyota Motor Credit
2.80% 7/13/22	140,000	$137,524
		3,303,036
Consumer Non-Cyclical – 3.31%
Abbott Laboratories
2.80% 9/15/20	875,000	868,876
Anheuser-Busch InBev
Finance 3.30% 2/1/23	140,000	139,039
BAT Capital
144A 3.222% 8/15/24 #	375,000	358,681
144A 4.54% 8/15/47 #	100,000	95,203
Bayer US Finance II
144A 4.25% 12/15/25 #	200,000	202,494
144A 4.375% 12/15/28 #	205,000	208,075
Becton Dickinson and Co.
3.363% 6/6/24	305,000	294,696
Campbell Soup
3.65% 3/15/23	560,000	549,831
CVS Health
3.70% 3/9/23	100,000	99,478
4.30% 3/25/28	1,235,000	1,232,730
5.00% 12/1/24	375,000	391,861
DaVita 5.00% 5/1/25	125,000	118,125
Encompass Health
5.75% 11/1/24	100,000	101,822
ESAL 144A 6.25% 2/5/23 #	200,000	195,060
General Mills
3.70% 10/17/23	300,000	299,487
HCA 5.375% 2/1/25	465,000	471,975
IHS Markit 4.75% 8/1/28	100,000	99,710
Marfrig Holdings
Europe 144A
8.00% 6/8/23 #	200,000	205,250
MHP 144A 6.95% 4/3/26 #	200,000	193,243
Mylan 144A
4.55% 4/15/28 #	180,000	177,834
New York & Presbyterian
Hospital 4.063% 8/1/56	130,000	126,782
Pernod Ricard 144A
4.45% 1/15/22 #	255,000	261,723
Rede D’or Finance 144A
4.95% 1/17/28 #	200,000	183,375
Tempur Sealy International
5.50% 6/15/26	20,000	19,125
Tenet Healthcare
5.125% 5/1/25	130,000	126,493
Teva Pharmaceutical Finance
Netherlands III
6.00% 4/15/24	200,000	207,183
Thermo Fisher Scientific
3.00% 4/15/23	210,000	203,890
Zimmer Biomet Holdings
4.625% 11/30/19	120,000	122,144
		7,554,185
Electric – 3.39%
AES 5.50% 4/15/25	110,000	112,475
AES Andres 144A
7.95% 5/11/26 #	200,000	209,000
AES Gener
144A 5.25% 8/15/21 #	97,000	100,030
144A
8.375% 12/18/73 #µ	200,000	208,000
Ameren Illinois
9.75% 11/15/18	295,000	300,863
American Transmission
Systems 144A
5.25% 1/15/22 #	50,000	52,424
Ausgrid Finance
144A 3.85% 5/1/23 #	245,000	243,756
144A 4.35% 8/1/28 #	170,000	169,541
Avangrid 3.15% 12/1/24	100,000	95,642
Berkshire Hathaway Energy
3.75% 11/15/23	195,000	197,103
144A 4.45% 1/15/49 #	185,000	188,242
Calpine 5.50% 2/1/24	240,000	222,900
Cleveland Electric Illuminating
144A 3.50% 4/1/28 #	175,000	166,620
5.50% 8/15/24	270,000	294,408
CMS Energy 6.25% 2/1/20	120,000	125,028
ComEd Financing III
6.35% 3/15/33	60,000	63,750
Dominion Energy
3.625% 12/1/24	305,000	297,470
DTE Energy 3.30% 6/15/22	115,000	113,552
Emera 6.75% 6/15/76 µ	215,000	227,900
Enel 144A 8.75% 9/24/73 #µ	200,000	221,750
Enel Finance
International 144A
3.625% 5/25/27 #	700,000	651,721
Entergy Louisiana
4.00% 3/15/33	85,000	85,227
4.05% 9/1/23	315,000	320,355
4.95% 1/15/45	10,000	10,053
Entergy Mississippi
2.85% 6/1/28	115,000	105,296
Evergy 4.85% 6/1/21	35,000	35,856
Exelon
3.497% 6/1/22	180,000	178,301

14 NQ-DPT-164 [7/18] 9/18 (596766)

(Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Electric (continued)
Exelon
3.95% 6/15/25	150,000	$149,624
Israel Electric 144A
4.25% 8/14/28 #	200,000	195,957
Kansas City Power & Light
3.65% 8/15/25	220,000	216,983
LG&E & KU Energy
4.375% 10/1/21	165,000	168,542
Mississippi Power
3.95% 3/30/28	205,000	203,855
Narragansett Electric 144A
3.919% 8/1/28 #	180,000	181,249
National Rural Utilities
Cooperative Finance
2.85% 1/27/25	430,000	410,671
4.75% 4/30/43 µ	70,000	71,049
5.25% 4/20/46 µ	60,000	61,391
Nevada Power
2.75% 4/15/20	225,000	223,758
New York State Electric &
Gas 144A
3.25% 12/1/26 #	145,000	139,385
NextEra Energy Capital
Holdings 3.625% 6/15/23	145,000	143,902
NV Energy 6.25% 11/15/20	75,000	79,829
Pennsylvania Electric
5.20% 4/1/20	15,000	15,336
PSEG Power 3.85% 6/1/23	260,000	259,245
Public Service Co. of
New Hampshire
3.50% 11/1/23	45,000	44,759
Public Service Co. of
Oklahoma 5.15% 12/1/19	100,000	102,320
Trans-Allegheny Interstate
Line 144A 3.85% 6/1/25 #	70,000	69,867
		7,734,985
Energy – 4.04%
Abu Dhabi Crude Oil
Pipeline 144A
4.60% 11/2/47 #	200,000	194,380
Andeavor Logistics
4.25% 12/1/27	470,000	463,799
Cheniere Corpus Christi
Holdings 5.875% 3/31/25	160,000	169,000
Enbridge
4.00% 10/1/23	140,000	141,500
6.00% 1/15/77 µ	505,000	498,056
6.25% 3/1/78 µ	90,000	88,228
Enbridge Energy Partners
4.375% 10/15/20	45,000	45,710
5.20% 3/15/20	25,000	25,673
5.50% 9/15/40	70,000	74,239
Energy Transfer Partners
4.20% 9/15/23	55,000	55,144
4.95% 6/15/28	90,000	91,952
6.00% 6/15/48	40,000	41,974
6.125% 12/15/45	275,000	286,610
6.625%µψ	230,000	218,931
9.70% 3/15/19	59,000	61,422
Gazprom OAO Via Gaz
Capital 144A
4.95% 3/23/27 #	200,000	194,869
Geopark 144A
6.50% 9/21/24 #	200,000	198,084
KazMunayGas National 144A
6.375% 10/24/48 #	200,000	209,690
Marathon Oil 5.20% 6/1/45	200,000	211,888
MPLX 4.875% 12/1/24	255,000	264,505
Murphy Oil 6.875% 8/15/24	185,000	194,713
Newfield Exploration
5.75% 1/30/22	335,000	350,913
Noble Energy
3.85% 1/15/28	330,000	319,245
4.95% 8/15/47	30,000	30,534
5.05% 11/15/44	65,000	65,942
Occidental Petroleum
4.20% 3/15/48	360,000	361,565
ONEOK
4.55% 7/15/28	330,000	337,504
7.50% 9/1/23	220,000	252,839
Pertamina Persero 144A
4.875% 5/3/22 #	200,000	204,721
Perusahaan Gas Negara
Persero 144A
5.125% 5/16/24 #	200,000	201,852
Perusahaan Listrik
Negara 144A
4.125% 5/15/27 #	200,000	190,887
Petrobras Global Finance
7.375% 1/17/27	180,000	187,380
Petroleos Mexicanos
6.75% 9/21/47	155,000	143,375
Sabine Pass Liquefaction
5.625% 3/1/25	370,000	394,979
5.75% 5/15/24	100,000	107,695
5.875% 6/30/26	460,000	501,217
Southwestern Energy
6.20% 1/23/25	250,000	247,187

(continues)     NQ-DPT-164 [7/18] 9/18 (596766) 15

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio (Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Energy (continued)
Tecpetrol 144A
4.875% 12/12/22 #	255,000	$240,656
Transcanada Trust
5.875% 8/15/76 µ	90,000	90,675
Transcontinental Gas Pipe
Line
144A 4.00% 3/15/28 #	90,000	88,829
144A 4.60% 3/15/48 #	85,000	83,849
Transocean Proteus 144A
6.25% 12/1/24 #	212,500	217,547
Tullow Oil 144A
7.00% 3/1/25 #	200,000	195,000
Williams 4.55% 6/24/24	140,000	141,400
Williams Partners
3.75% 6/15/27	155,000	149,739
4.85% 3/1/48	220,000	217,109
YPF
144A 7.00% 12/15/47 #	125,000	100,859
144A 36.75% (BADLARPP
+ 4.00%) 7/7/20 #●	125,000	68,030
		9,221,895
Finance Companies – 1.13%
AerCap Global Aviation
Trust 144A
6.50% 6/15/45 #µ	200,000	207,250
AerCap Ireland Capital
3.65% 7/21/27	700,000	646,939
Air Lease
3.00% 9/15/23	810,000	769,446
3.625% 4/1/27	130,000	120,647
Aviation Capital Group
144A 3.50% 11/1/27 #	110,000	102,004
144A 4.875% 10/1/25 #	185,000	190,383
GE Capital International
Funding Co. Unlimited
4.418% 11/15/35	200,000	194,935
International Lease Finance
8.625% 1/15/22	300,000	342,583
		2,574,187
Insurance – 0.79%
Acrisure 144A
7.00% 11/15/25 #	203,000	184,223
AssuredPartners 144A
7.00% 8/15/25 #	112,000	108,360
AXA Equitable Holdings
144A 4.35% 4/20/28 #	95,000	92,984
144A 5.00% 4/20/48 #	160,000	153,722
Berkshire Hathaway Finance
2.90% 10/15/20	65,000	64,956
Liberty Mutual Group 144A
4.95% 5/1/22 #	25,000	26,036
Nuveen Finance
144A 2.95% 11/1/19 #	90,000	89,969
144A 4.125% 11/1/24 #	460,000	456,000
Prudential Financial
5.375% 5/15/45 µ	85,000	85,531
USIS Merger Sub 144A
6.875% 5/1/25 #	190,000	188,100
Voya Financial 144A
4.70% 1/23/48 #µ	205,000	181,169
XLIT
4.797% (LIBOR03M +
2.458%)ψ●	45,000	44,437
5.50% 3/31/45	130,000	135,867
		1,811,354
REITs – 0.53%
Alexandria Real Estate
Equities 4.70% 7/1/30	60,000	60,737
Corporate Office Properties
3.60% 5/15/23	45,000	43,524
5.25% 2/15/24	55,000	56,930
CubeSmart 3.125% 9/1/26	135,000	124,053
Education Realty Operating
Partnership
4.60% 12/1/24	110,000	109,413
ESH Hospitality 144A
5.25% 5/1/25 #	250,000	243,125
Hospitality Properties Trust
4.50% 3/15/25	65,000	63,498
Host Hotels & Resorts
3.75% 10/15/23	135,000	132,129
3.875% 4/1/24	65,000	63,599
Kilroy Realty
3.45% 12/15/24	135,000	129,443
LifeStorage 3.50% 7/1/26	100,000	93,324
UDR 4.00% 10/1/25	40,000	39,692
WP Carey 4.60% 4/1/24	55,000	55,558
		1,215,025
Technology – 1.73%
Baidu 4.375% 3/29/28	200,000	198,521
Broadcom 3.50% 1/15/28	240,000	217,501
CDK Global 5.00% 10/15/24	110,000	112,475
CDW Finance 5.00% 9/1/25	355,000	353,113

16 NQ-DPT-164 [7/18] 9/18 (596766)

(Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Technology (continued)
CommScope
Technologies 144A
5.00% 3/15/27 #	255,000	$245,756
Corning 4.375% 11/15/57	105,000	92,861
Dell International 144A
6.02% 6/15/26 #	485,000	512,894
Equinix 5.375% 5/15/27	280,000	282,800
Marvell Technology Group
4.875% 6/22/28	340,000	344,435
MSCI 144A
5.375% 5/15/27 #	465,000	469,650
NXP 144A 4.625% 6/1/23 #	335,000	339,606
Oracle 2.40% 9/15/23	305,000	291,472
salesforce.com
3.70% 4/11/28	310,000	311,414
Tencent Holdings 144A
3.925% 1/19/38 #	200,000	185,874
		3,958,372
Transportation – 0.81%
Adani Abbot Point
Terminal 144A
4.45% 12/15/22 #	340,000	310,302
Avis Budget Car Rental 144A
6.375% 4/1/24 #	140,000	139,300
Burlington Northern Santa Fe
4.15% 12/15/48	155,000	157,063
FedEx 4.05% 2/15/48	70,000	64,942
Norfolk Southern
3.80% 8/1/28	210,000	210,396
Penske Truck Leasing
144A 3.30% 4/1/21 #	410,000	406,482
144A 4.20% 4/1/27 #	35,000	34,574
Union Pacific 3.50% 6/8/23	175,000	175,191
United Airlines 2014-1
Class A Pass Through Trust
4.00% 4/11/26 ◆	24,987	25,112
United Airlines 2014-2
Class A Pass Through Trust
3.75% 9/3/26 ◆	60,011	59,734
United Airlines 2016-1
Class AA Pass Through
Trust 3.10% 7/7/28 ◆	99,459	94,649
United Parcel Service
5.125% 4/1/19	175,000	177,904
		1,855,649
Utilities – 0.31%
Aegea Finance 144A
5.75% 10/10/24 #	200,000	193,300
KazTransGas JSC 144A
4.375% 9/26/27 #	200,000	192,772
NiSource 144A 5.65% #µψ	200,000	199,250
Sempra Energy
3.80% 2/1/38	145,000	133,595
		718,917
Total Corporate Bonds (cost $81,517,842)		80,023,713

Loan Agreements – 8.78%
Acrisure Tranche B 1st Lien
6.592% (LIBOR03M +
4.25%) 11/22/23 ●	159,198	159,745
Air Medical Group Holdings
Tranche B 1st Lien 5.347%
(LIBOR03M + 3.25%)
4/28/22 ●	256	249
Albertson’s Tranche B4 1st
Lien 4.827% (LIBOR03M +
2.75%) 8/25/21 ●	218,558	217,858
Alpha 3 Tranche B1 1st Lien
5.334% (LIBOR03M +
3.00%) 1/31/24 ●	49,874	49,968
Altice France Tranche B11 1st
Lien 4.822% (LIBOR03M +
2.75%) 7/31/25 ●	148,125	141,459
Altice France Tranche B13 1st
Lien 6.077% (LIBOR03M +
4.00%) 1/31/26 ●	35,000	34,305
American Airlines Tranche B
1st Lien 4.072%
(LIBOR03M + 2.00%)
12/14/23 ●	403,450	401,973
Applied Systems 2nd Lien
9.334% (LIBOR03M +
7.00%) 9/19/25 ●	225,000	232,734
Aramark Services Tranche B3
1st Lien 4.084%
(LIBOR03M + 1.75%)
3/11/25 ●	74,813	75,070
AssuredPartners Tranche B 1st
Lien 5.327% (LIBOR03M +
3.25%) 10/22/24 ●	100,000	100,261
ATI Holdings Acquisition
Tranche B 1st Lien 5.578%
(LIBOR03M + 3.50%)
5/10/23 ●	134,985	135,997
Avis Budget Car Rental
Tranche B 1st Lien 4.34%
(LIBOR03M + 2.00%)
2/13/25 ●	119,400	119,773

(continues)     NQ-DPT-164 [7/18] 9/18 (596766) 17

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio (Unaudited)

	Principal	Value
	amount°	(US $)
Loan Agreements (continued)
Banff Merger Sub Tranche B
1st Lien 6.327%
(LIBOR03M + 4.25%)
6/28/25 ●	185,000	$185,137
Bausch Health Tranche B 1st
Lien 5.092% (LIBOR03M +
3.00%) 5/30/25 ●	214,348	214,844
Blue Ribbon 1st Lien 6.334%
(LIBOR03M + 4.00%)
11/13/21 ●	152,808	150,707
Builders FirstSource 1st Lien
5.334% (LIBOR03M +
3.00%) 2/29/24 ●	173,924	174,126
BWAY Holding Tranche B 1st
Lien 5.581% (LIBOR03M +
3.25%) 4/3/24 ●	248,744	248,407
Casablanca US Holdings
Tranche B 1st Lien 6.342%
(LIBOR03M + 4.00%)
3/1/24 ●	139,500	138,890
Change Healthcare Holdings
Tranche B 1st Lien 5.092%
(LIBOR03M + 2.75%)
3/1/24 ●	280,952	280,865
Charter Communications
Operating Tranche B 1st
Lien 4.077% (LIBOR03M +
2.00%) 4/30/25 ●	119,400	119,610
Chemours 1st Lien 3.83%
(LIBOR03M + 1.75%)
4/3/25 ●	172,098	171,668
Chesapeake Energy 1st Lien
9.577% (LIBOR03M +
7.50%) 8/23/21 ●	290,000	304,047
CityCenter Holdings Tranche B
1st Lien 4.327%
(LIBOR03M + 2.25%)
4/18/24 ●	243,857	244,423
Community Health Systems
Tranche H 1st Lien 5.557%
(LIBOR03M + 3.25%)
1/27/21 ●	58,571	57,698
Core & Main Tranche B 1st
Lien 5.211% (LIBOR03M +
3.00%) 8/1/24 ●	144,273	144,995
CROWN Americas Tranche B
1st Lien 4.077%
(LIBOR03M + 2.00%)
4/3/25 ●	500,000	502,187
CSC Holdings Tranche B 1st
Lien 4.572% (LIBOR03M +
2.50%) 1/25/26 ●	64,838	64,790
Dakota Holdings Tranche B
1st Lien 5.584%
(LIBOR03M + 3.25%)
2/13/25 ●	85,785	85,900
DaVita Tranche B 1st Lien
4.827% (LIBOR03M +
2.75%) 6/24/21 ●	136,886	137,870
Delek US Holdings Tranche B
1st Lien 4.577%
(LIBOR03M + 2.50%)
3/30/25 ●	84,788	85,052
DG Investment Intermediate
Holdings 2 1st Lien
5.077% (LIBOR03M +
3.00%) 2/1/25 ●	64,870	64,383
DG Investment Intermediate
Holdings 2 Tranche DD 1st
Lien 5.077% (LIBOR03M +
3.00%) 2/1/25 ●	6,968	6,915
Digicel International Finance
Tranche B 1st Lien 5.33%
(LIBOR03M + 3.25%)
5/10/24 ●	123,998	118,728
Energy Transfer Equity Tranche
B 1st Lien 4.125%
(LIBOR03M + 2.00%)
2/2/24 ●	400,000	398,972
ESH Hospitality Tranche B 1st
Lien 4.077% (LIBOR03M +
2.00%) 8/30/23 ●	248,752	248,849
ExamWorks Group Tranche B
1st Lien 5.327%
(LIBOR03M + 3.25%)
7/27/23 ●	162,593	163,761
First Data 1st Lien 4.069%
(LIBOR03M + 2.00%)
4/26/24 ●	504,133	504,678
First Eagle Holdings Tranche B
1st Lien 5.334%
(LIBOR03M + 3.00%)
12/1/22 ●	54,928	55,254
Flying Fortress Holdings
Tranche B 1st Lien 4.084%
(LIBOR03M + 1.75%)
10/30/22 ●	150,000	150,719
Frontier Communications
Tranche A-DD 1st Lien
4.83% (LIBOR03M +
2.75%) 3/31/21 ●	49,306	48,591
Frontier Communications
Tranche B1 1st Lien 5.83%
(LIBOR03M + 3.75%)
6/15/24 ●	109,523	108,222

18 NQ-DPT-164 [7/18] 9/18 (596766)

(Unaudited)

	Principal	Value
	amount°	(US $)
Loan Agreements (continued)
Gardner Denver Tranche B1
1st Lien 4.827%
(LIBOR03M + 2.75%)
7/30/24 ●	256,761	$257,778
Gates Global Tranche B2 1st
Lien 5.084% (LIBOR03M +
2.75%) 3/31/24 ●	89,439	89,763
Genoa Healthcare 1st Lien
5.327% (LIBOR03M +
3.25%) 10/28/23 ●	273,618	275,243
GEO Group Tranche B 1st Lien
4.08% (LIBOR03M +
2.00%) 3/23/24 ●	49,874	49,759
GIP III Stetson I Tranche B 1st
Lien 6.583% (LIBOR03M +
4.25%) 7/18/25 ●	90,000	90,535
Gopher Resource 1st Lien
5.344% (LIBOR03M +
3.25%) 3/6/25 ●	86,783	87,325
Gray Television Tranche B2 1st
Lien 4.34% (LIBOR03M +
2.25%) 2/7/24 ●	107,721	107,934
Greeneden US Holdings II
Tranche B3 1st Lien
5.577% (LIBOR03M +
3.50%) 12/1/23 ●	248,750	250,336
Greenhill & Co. Tranche B 1st
Lien 6.084% (LIBOR03M +
3.75%) 10/12/22 ●	46,405	46,811
GVC Holdings Tranche B2 1st
Lien 4.577% (LIBOR03M +
2.50%) 3/16/24 ●	137,655	138,057
HCA Tranche B10 1st Lien
4.077% (LIBOR03M +
2.00%) 3/13/25 ●	359,100	361,610
Heartland Dental 1st Lien
5.827% (LIBOR03M +
3.75%) 4/30/25 ●	103,870	103,242
Heartland Dental Tranche DD
1st Lien 3.952%
(LIBOR03M + 1.88%)
4/30/25 ●	24,130	23,985
Hilton Worldwide Finance
Tranche B2 1st Lien
3.814% (LIBOR03M +
1.75%) 10/25/23 ●	73,969	74,279
Hoya Midco Tranche B 1st
Lien 5.594% (LIBOR03M +
3.50%) 6/30/24 ●	174,121	174,012
HUB International Tranche B
1st Lien 5.335%
(LIBOR03M + 3.00%)
4/25/25 ●	200,000	200,092
HVSC Merger Sub 2nd Lien
10.347% (LIBOR03M +
8.25%) 10/26/25 ●	10,000	10,025
HVSC Merger Sub Tranche B
1st Lien 6.171%
(LIBOR03M + 4.00%)
10/20/24 ●	89,550	90,418
Hyperion Insurance Group
Tranche B 1st Lien 5.625%
(LIBOR03M + 3.50%)
12/20/24 ●	205,375	206,680
INEOS US Finance Tranche B
1st Lien 4.334%
(LIBOR03M + 2.00%)
3/31/24 ●	393,025	392,889
IQVIA Tranche B3 1st Lien
4.084% (LIBOR03M +
1.75%) 6/11/25 ●	145,000	144,637
Iron Mountain Tranche B 1st
Lien 3.827% (LIBOR03M +
1.75%) 1/2/26 ●	249,375	246,881
JBS USA Tranche B 1st Lien
4.512% (LIBOR03M +
2.18%) 10/30/22 ●	50,000	49,991
4.834% (LIBOR03M +
2.50%) 10/30/22 ●	165,950	165,995
Jeld-Wen Tranche B4 1st Lien
4.334% (LIBOR03M +
2.00%) 12/14/24 ●	65,535	65,675
Kronos 2nd Lien 10.593%
(LIBOR03M + 8.25%)
11/1/24 ●	38,000	39,263
Lucid Energy Group II
Borrower 1st Lien 5.079%
(LIBOR03M + 3.00%)
2/18/25 ●	194,513	189,974
LUX HOLDCO III 1st Lien
5.077% (LIBOR03M +
3.00%) 3/28/25 ●	45,885	46,028
Marketo Tranche B 1st Lien
5.613% (LIBOR03M +
3.25%) 2/7/25 ●	23,000	22,849
MGM Growth Properties
Operating Partnership
Tranche B 1st Lien 4.077%
(LIBOR03M + 2.00%)
3/25/25 ●	144,262	144,397
Microchip Technology 1st Lien
4.08% (LIBOR03M +
2.00%) 5/29/25 ●	235,000	235,999

(continues)     NQ-DPT-164 [7/18] 9/18 (596766) 19

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio (Unaudited)

	Principal	Value
	amount°	(US $)
Loan Agreements (continued)
MPH Acquisition Holdings
Tranche B 1st Lien 5.084%
(LIBOR03M + 2.75%)
6/7/23 ●	253,290	$253,589
NCI Building Systems Tranche
B 1st Lien 4.077%
(LIBOR03M + 2.00%)
2/8/25 ●	498,750	499,140
NFP Tranche B 1st Lien
5.077% (LIBOR03M +
3.00%) 1/8/24 ●	129,343	129,249
Nielsen Finance Tranche B4
1st Lien 4.097%
(LIBOR03M + 2.00%)
10/4/23 ●	119,395	119,041
OCI Partners Tranche B 1st
Lien 6.077% (LIBOR03M +
4.00%) 3/13/25 ●	44,888	45,449
ON Semiconductor Tranche B
1st Lien 3.827%
(LIBOR03M + 1.75%)
3/31/23 ●	76,230	76,410
Penn National Gaming
Tranche B 1st Lien 4.577%
(LIBOR03M + 2.50%)
1/19/24 ●	209,950	211,033
Phoenix Services Merger Sub
Tranche B 1st Lien 5.85%
(LIBOR03M + 3.75%)
3/1/25 ●	74,813	75,467
Pisces Midco Tranche B 1st
Lien 6.087% (LIBOR03M +
3.75%) 4/12/25 ●	69,000	69,205
Plastipak Holdings Tranche B
1st Lien 4.59% (LIBOR03M
+ 2.50%) 10/14/24 ●	119,399	119,324
PQ Tranche B 1st Lien
4.577% (LIBOR03M +
2.50%) 2/8/25 ●	181,428	181,610
Prestige Brands Tranche B4
1st Lien 4.077%
(LIBOR03M + 2.00%)
1/26/24 ●	108,062	108,377
Radiate Holdco Tranche B 1st
Lien 5.077% (LIBOR03M +
3.00%) 2/1/24 ●	282,856	280,695
Russell Investments US
Institutional Holdco
Tranche B 1st Lien 5.327%
(LIBOR03M + 3.25%)
6/1/23 ●	381,757	383,618
Sable International Finance
Tranche B4 1st Lien
5.327% (LIBOR03M +
3.25%) 1/31/26 ●	350,000	350,535
SBA Senior Finance II Tranche
B 1st Lien 4.08%
(LIBOR03M + 2.00%)
4/11/25 ●	185,000	184,807
Scientific Games International
Tranche B5 1st Lien
4.827% (LIBOR03M +
2.75%) 8/14/24 ●	285,751	286,286
Sigma US Tranche B 1st Lien
5.375% (LIBOR03M +
3.00%) 7/2/25 ●	162,000	162,101
Sinclair Television Group
Tranche B 1st Lien 4.577%
(LIBOR03M + 2.50%)
1/31/25 ●	80,000	80,030
Sinclair Television Group
Tranche B2 1st Lien 4.33%
(LIBOR03M + 2.25%)
1/3/24 ●	146,981	147,073
Solenis International 1st Lien
6.179% (LIBOR03M +
4.00%) 12/26/23 ●	95,000	95,594
Sprint Communications
Tranche B 1st Lien 4.625%
(LIBOR03M + 2.50%)
2/2/24 ●	497,109	497,792
SS&C European Holdings
Tranche B4 1st Lien
4.577% (LIBOR03M +
2.50%) 4/16/25 ●	73,521	73,876
SS&C Technologies Tranche B3
1st Lien 4.577%
(LIBOR03M + 2.50%)
4/16/25 ●	115,671	116,230
StandardAero Aviation
Holdings 1st Lien 5.83%
(LIBOR03M + 3.75%)
7/7/22 ●	89,246	89,127
Staples 1st Lien 6.343%
(LIBOR03M + 4.00%)
9/12/24 ●	58,775	58,362
Stars Group Holdings Tranche
B 1st Lien 5.831%
(LIBOR03M + 3.50%)
7/10/25 ●	240,000	242,604
Summit Materials Tranche B
1st Lien 4.077%
(LIBOR03M + 2.00%)
11/10/24 ●	99,500	99,525

20 NQ-DPT-164 [7/18] 9/18 (596766)

(Unaudited)

	Principal	Value
	amount°	(US $)
Loan Agreements (continued)
Summit Midstream Partners
Holdings Tranche B 1st Lien
8.077% (LIBOR03M +
6.00%) 5/21/22 ●	127,446	$129,397
Surgery Center Holdings 1st
Lien 5.33% (LIBOR03M +
3.25%) 8/31/24 ●	223,872	224,199
Syneos Health Tranche B 1st
Lien 4.077% (LIBOR03M +
2.00%) 8/1/24 ●	155,656	155,790
Telenet Financing USD
Tranche AN 1st Lien
4.322% (LIBOR03M +
2.25%) 8/15/26 ●	120,000	119,475
Tenneco Tranche B 1st Lien
5.08% (LIBOR03M +
2.75%) 6/18/25 ●	125,000	124,649
TerraForm Power Operating
Tranche B 1st Lien 4.077%
(LIBOR03M + 2.00%)
11/8/22 ●	144,275	144,500
Titan Acquisition Tranche B
1st Lien 5.077%
(LIBOR03M + 3.00%)
3/28/25 ●	112,718	111,152
TMS International Tranche B2
1st Lien 4.827%
(LIBOR03M + 2.75%)
8/14/24 ●	53,539	53,539
TransDigm Tranche F 1st Lien
4.577% (LIBOR03M +
2.50%) 6/9/23 ●	298,500	298,924
Trident TPI Holdings 1st Lien
5.327% (LIBOR03M +
3.25%) 10/5/24 ●	96,370	96,220
Tronox Blocked Borrower
Tranche B 1st Lien 5.077%
(LIBOR03M + 3.00%)
9/22/24 ●	27,073	27,251
Tronox Finance Tranche B 1st
Lien 5.077% (LIBOR03M +
3.00%) 9/22/24 ●	62,477	62,887
Unitymedia Finance Tranche D
1st Lien 4.322%
(LIBOR03M + 2.25%)
1/15/26 ●	40,000	39,933
Unitymedia Finance Tranche E
1st Lien 4.072%
(LIBOR03M + 2.00%)
6/1/23 ●	275,000	274,583
Univision Communications
Tranche C5 1st Lien
4.827% (LIBOR03M +
2.75%) 3/15/24 ●	129,821	126,241
UPC Financing Partnership
Tranche AR 1st Lien
4.572% (LIBOR03M +
2.50%) 1/15/26 ●	50,000	49,824
USI Tranche B 1st Lien
5.334% (LIBOR03M +
3.00%) 5/16/24 ●	430,352	429,915
USIC Holdings 1st Lien
5.344% (LIBOR03M +
3.25%) 12/9/23 ●	248,758	248,136
Utz Quality Foods 1st Lien
5.564% (LIBOR03M +
3.50%) 11/21/24 ●	59,700	60,092
Virgin Media Bristol Tranche K
1st Lien 4.572%
(LIBOR03M + 2.50%)
1/15/26 ●	60,000	59,972
Vistra Operations Tranche B3
1st Lien 4.073%
(LIBOR03M + 2.00%)
12/1/25 ●	325,000	324,819
Wyndham Hotels & Resorts
Tranche B 1st Lien 3.842%
(LIBOR03M + 1.75%)
5/30/25 ●	75,000	75,261
XPO Logistics Tranche B 1st
Lien 4.064% (LIBOR03M +
2.00%) 2/24/25 ●	210,000	210,730
Zayo Group Tranche B2 1st
Lien 4.327% (LIBOR03M +
2.25%) 1/19/24 ●	156,000	156,752
Zekelman Industries 1st Lien
4.582% (LIBOR03M +
2.25%) 6/14/21 ●	169,141	169,480
Total Loan Agreements
(cost $20,100,840)		20,042,012

Municipal Bonds – 0.12%
Buckeye, Ohio Tobacco
Settlement Financing
Authority
(Asset-Backed Senior
Turbo) Series A-2 5.875%
6/1/47	25,000	25,215
California State
(Build America Bonds)
7.55% 4/1/39	75,000	110,975

(continues)     NQ-DPT-164 [7/18] 9/18 (596766) 21

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio (Unaudited)

	Principal	Value
	amount°	(US $)
Municipal Bonds (continued)
Commonwealth of
Massachusetts
Series C 5.00% 10/1/25	10,000	$11,795
South Carolina Public Service
Authority
Series D 4.77% 12/1/45	30,000	31,387
Texas Water Development
Board
Series A 5.00% 10/15/45	20,000	22,698
Series B 5.00% 10/15/46	55,000	62,218
Total Municipal Bonds
(cost $271,500)		264,288

Non-Agency Asset-Backed Securities – 3.06%
American Express Credit
Account Master Trust
Series 2017-5 A 2.452%
(LIBOR01M + 0.38%)
2/18/25 ●	100,000	100,568
Series 2018-3 A 2.392%
(LIBOR01M + 0.32%)
10/15/25 ●	165,000	165,000
Atrium Xiii
Series 13A A1 144A
3.527% (LIBOR03M +
1.18%) 11/21/30 #●	250,000	250,235
Bank of America Credit Card
Trust
Series 2016-A1 A 2.462%
(LIBOR01M + 0.39%)
10/15/21 ●	130,000	130,321
Series 2017-A1 A1
1.95% 8/15/22	200,000	196,882
Barclays Dryrock Issuance
Trust
Series 2017-1 A 2.402%
(LIBOR01M + 0.33%, Floor
0.33%) 3/15/23 ●	100,000	100,049
Chase Issuance Trust
Series 2018-A1 A1
2.272% (LIBOR01M +
0.20%) 4/17/23 ●	530,000	530,157
Citibank Credit Card Issuance
Trust
Series 2017-A5 A5
2.701% (LIBOR01M +
0.62%, Floor 0.62%)
4/22/26 ●	100,000	101,267
Series 2017-A7 A7
2.467% (LIBOR01M +
0.37%) 8/8/24 ●	100,000	100,270
Citicorp Residential Mortgage
Trust
Series 2006-3 A5
5.344% 11/25/36 ●	300,000	308,587
Discover Card Execution Note
Trust
Series 2014-A1 A1
2.502% (LIBOR01M +
0.43%, Floor 0.43%)
7/15/21 ●	200,000	200,298
Series 2017-A3 A3
2.302% (LIBOR01M +
0.23%) 10/17/22 ●	150,000	150,149
Series 2017-A5 A5
2.672% (LIBOR01M +
0.60%) 12/15/26 ●	165,000	166,186
Series 2017-A7 A7
2.432% (LIBOR01M +
0.36%) 4/15/25 ●	105,000	105,295
Series 2018-A2 A2
2.402% (LIBOR01M +
0.33%) 8/15/25 ●	305,000	304,637
Ford Credit Auto Owner Trust
Series 2018-1 A 144A
3.19% 7/15/31 #	160,000	156,595
Ford Credit Floorplan Master
Owner Trust
Series 2017-1 A2 2.492%
(LIBOR01M + 0.42%)
5/15/22 ●	60,000	60,165
Golden Credit Card Trust
Series 2014-2A A 144A
2.522% (LIBOR01M +
0.45%) 3/15/21 #●	130,000	130,230
HOA Funding
Series 2014-1A A2 144A
4.846% 8/20/44 #	46,250	45,308
Hyundai Auto Lease
Securitization Trust
Series 2016-C A3 144A
1.49% 2/18/20 #	81,440	81,266
Series 2018-A A3 144A
2.81% 4/15/21 #	100,000	99,651
Mercedes-Benz Master Owner
Trust
Series 2017-BA A 144A
2.492% (LIBOR01M +
0.42%) 5/16/22 #●	500,000	501,602
Series 2018-BA A 144A
2.412% (LIBOR01M +
0.34%) 5/15/23 #●	100,000	100,048

22 NQ-DPT-164 [7/18] 9/18 (596766)

(Unaudited)

	Principal	Value
	amount°	(US $)
Non-Agency Asset-Backed Securities (continued)
Navistar Financial Dealer Note
Master Owner Trust II
Series 2016-1 A 144A
3.414% (LIBOR01M +
1.35%) 9/27/21 #●	65,000	$65,102
New Residential Mortgage
Loan Trust
Series 2018-RPL1 A1 144A
3.50% 12/25/57 #●	98,442	97,779
Nissan Master Owner Trust
Receivables
Series 2017-C A 2.392%
(LIBOR01M + 0.32%)
10/17/22 ●	265,000	265,166
PFS Financing
Series 2018-A A 144A
2.474% (LIBOR01M +
0.40%) 2/15/22 #●	100,000	99,993
PSNH Funding
Series 2018-1 A3
3.814% 2/1/35	125,000	124,917
Tesla Auto Lease Trust
Series 2018-A B 144A
2.75% 2/20/20 #	675,000	671,476
Towd Point Mortgage Trust
Series 2015-5 A1B 144A
2.75% 5/25/55 #●	51,821	51,029
Series 2015-6 A1B 144A
2.75% 4/25/55 #●	58,631	57,464
Series 2017-1 A1 144A
2.75% 10/25/56 #●	71,778	70,314
Series 2017-2 A1 144A
2.75% 4/25/57 #●	73,506	72,043
Series 2018-1 A1 144A
3.00% 1/25/58 #●	92,427	90,686
Toyota Auto Receivables
Owner Trust
Series 2017-B A2B
2.132% (LIBOR01M +
0.06%, Floor 0.06%)
1/15/20 ●	107,379	107,379
Verizon Owner Trust
Series 2016-2A A 144A
1.68% 5/20/21 #	100,000	98,994
Series 2017-3A A1B 144A
2.356% (LIBOR01M +
0.27%) 4/20/22 #●	275,000	274,957
Series 2018-1A A1B 144A
2.346% (LIBOR01M +
0.26%) 9/20/22 #●	225,000	224,890
Volkswagen Auto Loan
Enhanced Trust
Series 2018-1 A2B 2.285%
(LIBOR01M + 0.18%)
7/20/21 ●	200,000	200,003
Volvo Financial Equipment
Master Owner Trust
Series 2017-A A 144A
2.572% (LIBOR01M +
0.50%) 11/15/22 #●	255,000	255,357
Wendys Funding
Series 2018-1A A2I 144A
3.573% 3/15/48 #	79,600	76,799
Total Non-Agency Asset-Backed Securities
(cost $6,974,283)		6,989,114

Non-Agency Collateralized Mortgage Obligations – 1.22%
Flagstar Mortgage Trust
Series 2018-1 A5 144A
3.50% 3/25/48 #●	112,878	111,043
Galton Funding Mortgage
Trust
Series 2018-1 A43 144A
3.50% 11/25/57 #●	87,157	86,550
JPMorgan Mortgage Trust
Series 2014-2 B1 144A
3.419% 6/25/29 #●	68,369	67,088
Series 2014-2 B2 144A
3.419% 6/25/29 #●	68,369	66,670
Series 2014-IVR6
2A4 144A
2.50% 7/25/44 #●	100,000	100,115
Series 2015-4 B1 144A
3.625% 6/25/45 #●	93,061	90,330
Series 2015-4 B2 144A
3.625% 6/25/45 #●	93,061	88,574
Series 2015-5 B2 144A
3.006% 5/25/45 #●	95,724	94,261
Series 2015-6 B1 144A
3.614% 10/25/45 #●	92,510	90,474
Series 2015-6 B2 144A
3.614% 10/25/45 #●	92,510	89,800
Series 2016-4 B1 144A
3.902% 10/25/46 #●	95,703	94,197
Series 2016-4 B2 144A
3.902% 10/25/46 #●	95,703	93,654
Series 2017-1 B2 144A
3.551% 1/25/47 #●	101,799	97,087
Series 2017-2 A3 144A
3.50% 5/25/47 #●	48,175	46,992

(continues)     NQ-DPT-164 [7/18] 9/18 (596766) 23

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio (Unaudited)

	Principal	Value
	amount°	(US $)
Non-Agency Collateralized Mortgage Obligations (continued)
JPMorgan Mortgage Trust
Series 2018-3 A5 144A
3.50% 9/25/48 #●	265,648	$262,181
Series 2018-4 A15 144A
3.50% 10/25/48 #=●	174,527	173,272
Series 2018-6 1A4 144A
3.50% 12/25/48 #●	114,307	113,237
Series 2018-7FRB A2 144A
2.841% (LIBOR01M +
0.75%) 4/25/46 #=●	137,656	137,886
Sequoia Mortgage Trust
Series 2014-2 A4 144A
3.50% 7/25/44 #●	31,167	30,771
Series 2015-1 B2 144A
3.877% 1/25/45 #●	41,243	41,035
Series 2015-2 B2 144A
3.742% 5/25/45 #●	345,420	338,184
Series 2017-4 A1 144A
3.50% 7/25/47 #●	86,460	84,444
Series 2017-5 B1 144A
3.881% 8/25/47 #●	249,295	244,586
Series 2018-5 A4 144A
3.50% 5/25/48 #=●	142,391	140,576
Total Non-Agency Collateralized Mortgage
Obligations (cost $2,822,648)		2,783,007

Non-Agency Commercial Mortgage-Backed Securities –
5.68%
Banc of America Commercial
Mortgage Trust
Series 2017-BNK3 C
4.352% 2/15/50 ●	50,000	48,769
BANK
Series 2017-BNK4 XA
1.448% 5/15/50 ●	599,014	53,287
Series 2017-BNK5 A5
3.39% 6/15/60	225,000	218,456
Series 2017-BNK5 B
3.896% 6/15/60 ●	95,000	92,617
Series 2017-BNK7 A5
3.435% 9/15/60	110,000	107,077
Series 2017-BNK8 A4
3.488% 11/15/50	85,000	82,854
CD Mortgage Trust
Series 2016-CD2 A3
3.248% 11/10/49	1,350,000	1,309,951
Series 2016-CD2 A4
3.526% 11/10/49 ●	80,000	78,915
CFCRE Commercial Mortgage
Trust
Series 2016-C7 A3
3.839% 12/10/54	185,000	185,403
Citigroup Commercial
Mortgage Trust
Series 2014-GC25 A4
3.635% 10/10/47	120,000	120,273
Series 2016-P3 A4
3.329% 4/15/49	308,000	300,008
Series 2017-C4 A4
3.471% 10/12/50	120,000	116,624
Series 2018-C5 A4
4.228% 6/10/51	700,000	720,628
COMM Mortgage Trust
Series 2013-CR6 AM 144A
3.147% 3/10/46 #	105,000	102,572
Series 2013-WWP A2
144A 3.424% 3/10/31 #	100,000	100,387
Series 2014-CR19 A5
3.796% 8/10/47	80,000	80,957
Series 2014-CR20 AM
3.938% 11/10/47	350,000	351,286
Series 2015-3BP A 144A
3.178% 2/10/35 #	130,000	126,276
Series 2015-CR23 A4
3.497% 5/10/48	115,000	114,131
Commercial Mortgage Pass
Through Certificates
Series 2016-CR28 A4
3.762% 2/10/49 ◆	480,000	481,924
DB-JPM
Series 2016-C1 A4
3.276% 5/10/49	295,000	287,209
Series 2016-C1 B
4.195% 5/10/49 ●	25,000	25,078
Series 2016-C3 A5
2.89% 9/10/49	140,000	132,094
DB-UBS Mortgage Trust
Series 2011-LC1A C 144A
5.698% 11/10/46 #●	135,000	140,686
GRACE Mortgage Trust
Series 2014-GRCE A 144A
3.369% 6/10/28 #	250,000	250,530
Series 2014-GRCE B 144A
3.52% 6/10/28 #	200,000	199,041
GS Mortgage Securities Trust
Series 2010-C1 C 144A
5.635% 8/10/43 #●	100,000	102,038
Series 2014-GC24 A5
3.931% 9/10/47	215,000	219,148

24 NQ-DPT-164 [7/18] 9/18 (596766)

(Unaudited)

	Principal	Value
	amount°	(US $)
Non-Agency Commercial Mortgage-Backed Securities
(continued)
GS Mortgage Securities Trust
Series 2015-GC32 A4
3.764% 7/10/48	75,000	$75,536
Series 2017-GS5 A4
3.674% 3/10/50	175,000	173,791
Series 2017-GS5 XA
0.822% 3/10/50 ●	4,235,954	246,308
Series 2017-GS6 A3
3.433% 5/10/50	115,000	111,966
Series 2017-GS6 XA
1.049% 5/10/50 ●	3,380,674	253,165
Series 2018-GS9 A4
3.992% 3/10/51 ●	130,000	131,554
Series 2018-GS9 B
4.321% 3/10/51 ●	125,000	126,898
JPM-BB Commercial
Mortgage Securities Trust
Series 2015-C27 XA
1.33% 2/15/48 ●	2,903,828	155,031
Series 2015-C31 A3
3.801% 8/15/48	350,000	352,709
Series 2015-C33 A4
3.77% 12/15/48	255,000	256,174
JPM-DB Commercial
Mortgage Securities Trust
Series 2016-C2 A4
3.144% 6/15/49	405,000	390,207
Series 2016-C4 A3
3.141% 12/15/49	1,490,000	1,429,147
Series 2017-C7 A5
3.409% 10/15/50	290,000	282,168
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2005-CB11 E
5.539% 8/12/37 ●	20,000	20,652
Series 2013-LC11 B
3.499% 4/15/46	150,000	145,952
Series 2015-JP1 A5
3.914% 1/15/49	170,000	172,235
Series 2016-JP2 AS
3.056% 8/15/49	180,000	168,607
Series 2016-WIKI A 144A
2.798% 10/5/31 #	105,000	102,821
Series 2016-WIKI B 144A
3.201% 10/5/31 #	85,000	83,365
LB-UBS Commercial
Mortgage Trust
Series 2006-C6 AJ
5.452% 9/15/39 ●	56,545	39,652
Morgan Stanley BAML Trust
Series 2014-C17 A5
3.741% 8/15/47	100,000	100,416
Series 2015-C26 A5
3.531% 10/15/48	120,000	118,631
Series 2016-C29 A4
3.325% 5/15/49	95,000	92,442
Morgan Stanley Capital I Trust
Series 2006-HQ10 B
5.448% 11/12/41 ●	100,000	94,677
Series 2016-BNK2 A4
3.049% 11/15/49	120,000	113,975
UBS Commercial Mortgage
Trust
Series 2018-C9 A4
4.117% 3/15/51 ●	225,000	229,094
UBS-Barclays Commercial
Mortgage Trust
Series 2013-C5 B 144A
3.649% 3/10/46 #●	150,000	147,753
Wells Fargo Commercial
Mortgage Trust
Series 2012-LC5 B
4.142% 10/15/45	100,000	100,918
Series 2014-LC18 A5
3.405% 12/15/47	385,000	379,186
Series 2015-C30 XA
0.94% 9/15/58 ●	1,896,758	98,527
Series 2015-NXS3 A4
3.617% 9/15/57	80,000	79,563
Series 2016-BNK1 A3
2.652% 8/15/49	155,000	143,368
Series 2016-BNK1 B
2.967% 8/15/49	30,000	27,247
Series 2017-C38 A5
3.453% 7/15/50	140,000	136,349
WF-RBS Commercial
Mortgage Trust
Series 2012-C10 A3
2.875% 12/15/45	240,000	234,781
Total Non-Agency Commercial
Mortgage-Backed Securities
(cost $13,424,442)		12,963,084

Regional Bond – 0.06%Δ
Argentina – 0.06%
Provincia de Cordoba 144A
7.45% 9/1/24 #	150,000	134,064
Total Regional Bond (cost $156,588)		134,064

(continues)     NQ-DPT-164 [7/18] 9/18 (596766) 25

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio (Unaudited)

		Principal	Value
		amount°	(US $)
Sovereign Bonds – 1.98%Δ
Angola – 0.09%
Angolan Government
International Bond
144A 9.375% 5/8/48 #		200,000	$212,461
			212,461
Argentina – 0.33%
Argentine Bonos del Tesoro
16.00% 10/17/23	ARS	2,137,000	72,591
21.20% 9/19/18	ARS	6,274,000	241,897
Argentine Republic
Government International
Bond
5.625% 1/26/22		205,000	195,160
6.875% 1/11/48		295,000	232,463
			742,111
Brazil – 0.06%
Brazil Notas do Tesouro
Nacional 10.00% 1/1/23 BRL		508,000	134,769
			134,769
Colombia – 0.47%
Colombian TES Series B
7.00% 6/30/32	COP	3,160,000,000	1,074,261
			1,074,261
Egypt – 0.17%
Egypt Government
International Bond
144A 5.577% 2/21/23 #		200,000	198,837
144A 7.903% 2/21/48 #		200,000	199,202
			398,039
Ivory Coast – 0.08%
Ivory Coast Government
International Bond
144A 6.125% 6/15/33 #		200,000	184,237
			184,237
Mongolia – 0.09%
Mongolia Government
International Bond
144A 5.625% 5/1/23 #		200,000	195,921
			195,921
Nigeria – 0.09%
Nigeria Government
International Bond
144A 7.875% 2/16/32 #		200,000	207,161
			207,161
Peru – 0.14%
Peruvian Government
International Bond
144A 6.85% 2/12/42 # PEN		997,000	325,771
			325,771
Senegal – 0.08%
Senegal Government
International Bond
144A 6.75% 3/13/48 #		200,000	181,980
			181,980
South Africa – 0.30%
Republic of South Africa
Government Bond
8.75% 1/31/44	ZAR	6,792,000	480,437
Republic of South Africa
Government International
Bond 5.875% 6/22/30		200,000	202,614
			683,051
Ukraine – 0.08%
Ukraine Government
International Bond
144A 7.375% 9/25/32 #		200,000	182,059
			182,059
Total Sovereign Bonds (cost $4,959,494)			4,521,821

Supranational Banks – 1.16%
Banque Ouest Africaine de
Developpement 144A
5.00% 7/27/27 #		200,000	194,319
European Bank for
Reconstruction &
Development
6.00% 5/4/20	INR	17,700,000	252,298
Inter-American Development
Bank
5.50% 8/23/21	INR	29,000,000	403,454
6.25% 6/15/21	IDR	4,400,000,000	291,736
7.875% 3/14/23	IDR	19,950,000,000	1,397,207
International Finance
7.00% 7/20/27	MXN	2,340,000	118,157
Total Supranational Banks (cost $2,950,282)			2,657,171

US Treasury Obligations – 13.66%
US Treasury Bonds
3.125% 5/15/48		1,475,000	1,488,166

26 NQ-DPT-164 [7/18] 9/18 (596766)

(Unaudited)

	Principal	Value
	amount°	(US $)
US Treasury Obligations (continued)
US Treasury Notes
2.625% 6/30/23	7,830,000	$7,751,700
2.75% 7/31/23	2,130,000	2,120,556
2.875% 5/15/28	19,960,000	19,820,046
Total US Treasury Obligations
(cost $31,385,593)		31,180,468

	Number of
	shares
Convertible Preferred Stock – 0.32%
AMG Capital Trust II 5.15%
exercise price $200.00,
maturity date 10/15/37	500	30,075
Bank of America 7.25%
exercise price $50.00 ψ	151	192,108
Crown Castle International
6.875% exercise price
$115.20, maturity date
8/1/20	250	266,755
DTE Energy 6.50% exercise
price $116.31, maturity
date 10/1/19	1,000	52,770
Kinder Morgan 9.75%
exercise price $32.38,
maturity date 10/26/18	5,400	181,121
Wells Fargo & Co. 7.50%
exercise price $156.71 ψ	7	8,883
Total Convertible Preferred Stock
(cost $777,275)		731,712

Preferred Stock – 0.11%
Bank of America 6.50%µψ	185,000	198,644
Morgan Stanley 5.55%µψ	40,000	41,050
Total Preferred Stock (cost $241,283)		239,694

	Principal
	amount°
Short-Term Investments – 2.81%
Repurchase Agreements – 2.81%
Bank of America Merrill Lynch
1.84%, dated 7/31/18, to
be repurchased on 8/1/18,
repurchase price
$1,017,867 (collateralized
by US government
obligations 2.25%
11/15/27;
market value $1,038,172)	1,017,815	1,017,815
Bank of Montreal
1.83%, dated 7/31/18, to
be repurchased on 8/1/18,
repurchase price
$2,035,733 (collateralized
by US government
obligations
0.125%–2.875%
7/15/22–11/15/46; market
value $2,076,343)	2,035,630	2,035,630
BNP Paribas
1.87%, dated 7/31/18, to
be repurchased on 8/1/18,
repurchase price
$3,350,729 (collateralized
by US government
obligations 0.00%–4.75%
12/31/22–8/15/46; market
value $3,417,567)	3,350,555	3,350,555

Total Short-Term Investments
(cost $6,404,000)		6,404,000

Total Value of
Securities – 101.30%
(cost $234,765,047)		231,262,494
Liabilities Net of Receivables and Other
Assets – (1.30%)		(2,957,435)
Net Assets Applicable to 22,905,391 Shares
Outstanding – 100.00%		$228,305,059
____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2018, the aggregate value of Rule 144A securities was $54,249,656, which represents 23.76% of the Portfolio’s net assets.
◆	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”
°	Principal amount shown is stated in US Dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2018. Rate will reset at a future date.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.

(continues)     NQ-DPT-164 [7/18] 9/18 (596766) 27

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio (Unaudited)

ψ	No contractual maturity date.
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at July 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.
^	Zero coupon security. The rate shown is the effective yield at the time of purchase.

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at July 31, 2018:

Foreign Currency Exchange Contracts

	Contracts to				Settlement	Unrealized	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation	Depreciation
BAML	AUD	852,591	USD	(630,979)	8/10/18	$2,499	$—
BAML	CAD	317,681	USD	(238,706)	8/10/18	5,548	—
BAML	EUR	208,401	USD	(244,637)	8/10/18	—	(762)
BAML	NZD	355,314	USD	(244,793)	8/10/18	—	(2,610)
BNP	AUD	(153,446)	USD	113,555	8/10/18	—	(455)
BNP	NOK	(46,066)	USD	5,682	8/10/18	33	—
HSBC	EUR	(205,821)	USD	241,586	8/10/18	729	—
HSBC	GBP	(280,900)	USD	373,512	8/10/18	4,663	—
Total Foreign Currency Exchange Contracts						$13,472	$(3,827)

Futures Contracts

			Notional		Value/	Value/	Variation Margin
		Notional	Cost	Expiration	Unrealized	Unrealized	Due from
Contracts to Buy (Sell)		Amount	(Proceeds)	Date	Appreciation	Depreciation	(Due to) Brokers
(143)	US Treasury 10 yr Notes	$(17,077,328)	$(17,084,125)	9/20/18	$6,797	$—	$16,219
163	US Treasury Long Bonds	23,303,906	23,658,618	9/20/18	—	(354,712)	56,031
Total Futures Contracts			$6,574,493		$6,797	$(354,712)	$72,250

28 NQ-DPT-164 [7/18] 9/18 (596766)

(Unaudited)

Swap Contracts

CDS Contracts1

Counterparty/				Upfront
Reference Obligation/				Payments			Variation Margin
Termination Date/	Notional	Annual Protection		Paid	Unrealized	Unrealized	Due from
Payment Frequency	Amount[2]	Payments	Value	(Received)	Appreciation[3]	Depreciation[3]	(Due to) Brokers
Centrally Cleared:
Protection Purchased:
CDX.EM.29[4] 6/20/23-
Quarterly	2,210,000	1.000%	$65,928	$91,290	$—	$(25,992)	$2,188
ITRX.EUR[5] 6/20/23-
Quarterly	625,000	1.000%	19,491	27,507	—	(8,016)	(1,422)
			85,419	118,797	—	(34,008)	766
Over-The-Counter:
Protection Sold/Moody’s Ratings:
MSC-CMBX.NA.BBB-.6[6]
5/11/63-Monthly	890,000	3.000%	(98,060)	(106,307)	8,247	—	—
Total CDS Contracts			$(12,641)	$12,490	$8,247	$(34,008)	$766

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

2Notional amount shown is stated in US Dollars unless noted that the swap is denominated in another currency.

3Unrealized appreciation (depreciation) does not include periodic interest payments (receipts) on swap contracts accrued daily in the amount of $(2,690).

4Markit’s CDX.EM Index is composed of fourteen sovereign issuers from the following regions: Latin America, Middle East, Eastern Europe, Africa and Asia.

5The ITRX.EUR indices trade 3-, 5-, 7- and 10-year maturities, and a new fund is determined on the basis of liquidity every six months. The benchmark iTraxx Europe Indices comprises 125 equally-weighted European names.

6Markit’s CMBX.NA Index is a synthetic tradable index referencing a basket of 25 commercial mortgage-backed securities in North America. Credit-quality ratings are measured on a scale that ranges from AAA (highest) to BB (lowest). US Agency and US Agency mortgage-backed securities appear under US Government.

Summary of abbreviations:
ARM – Adjustable Rate Mortgage
ARS – Argentine Peso
AUD – Australian Dollar
BADLARPP – Argentina Term Deposit Rate
BAML – Bank of America Merrill Lynch
BNP – Banque Paribas
BRL – Brazilian Real
CAD – Canadian Dollar
CDO – Collateralized Debt Obligation
CDS – Credit Default Swap
CDX.EM – Credit Default Swap Emerging Markets Index
CLO – Collateralized Loan Obligation
CMBX.NA – Commercial Mortgage-Backed Securities Index North America
COP – Colombian Peso

(continues)     NQ-DPT-164 [7/18] 9/18 (596766) 29

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio (Unaudited)

Summary of abbreviations: (continued)
DB – Deutsche Bank
EUR – European Monetary Unit
FHAVA – Federal Housing Administration & Veterans Administration
FREMF – Freddie Mac Multifamily
GBP – British Pound Sterling
GNMA – Government National Mortgage Association
GS – Goldman Sachs
HSBC – Hong Kong Shanghai Bank
ICE – Intercontinental Exchange, Inc.
IDR – Indonesian Rupiah
INR – Indian Rupee
ITRX.EUR – European iTraxx Indices
JPM – JPMorgan
LB – Lehman Brothers
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR12M – ICE LIBOR USD 12 Month
MXN – Mexican Peso
NOK – Norwegian Krone
NZD – New Zealand Dollar
PEN – Peruvian sol
RBS – Royal Bank of Scotland
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
UBS – Union Bank of Switzerland
USD – US Dollar
WF – Wells Fargo
yr – Year
ZAR – South African Rand

See accompanying notes.

30 NQ-DPT-164 [7/18] 9/18 (596766)

Notes

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio
July 31, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Macquarie Institutional Portfolios (the marketing name for Delaware Pooled® Trust) (the “Trust”) — Macquarie Core Plus Bond Portfolio. This report covers the period of time since the Portfolio’s last fiscal year end, Oct. 31, 2017.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap (CDS) contracts, and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Portfolio’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

(continues)     NQ-DPT-164 [7/18] 9/18 (596766) 31

(Unaudited)

2. Investments (continued)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2018:

Securities	Level 1	Level 2	Total
Assets:
Agency, Asset- & Mortgage-Backed Securities	$—	$77,591,160	$77,591,160
Corporate Debt	—	87,496,104	87,496,104
Municipal Bonds	—	264,288	264,288
Foreign Debt	—	7,313,056	7,313,056
Loan Agreements	—	20,042,012	20,042,012
US Treasury Obligations	—	31,180,468	31,180,468
Convertible Preferred Stock[1]	701,637	30,075	731,712
Preferred Stock	—	239,694	239,694
Short-Term Investments	—	6,404,000	6,404,000
Total Value of Securities	$701,637	$230,560,857	$231,262,494

Derivatives[2]
Assets:
Foreign Currency Exchange
Contracts	—	13,472	13,472
Futures Contracts	6,797	—	6,797
Swap Contracts	—	8,247	8,247
Liabilities:
Foreign Currency Exchange
Contracts	—	(3,827)	(3,827)
Futures Contracts	(354,712)	—	(354,712)
Swap Contracts	—	(34,008)	(34,008)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Total
Convertible Preferred Stock	95.89%	4.11%	100.00%

2Foreign currency exchange contracts, futures contracts, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

During the period ended July 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Portfolio. The Portfolio’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

32 NQ-DPT-164 [7/18] 9/18 (596766)

(Unaudited)

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Portfolio’s net assets. During the period ended July 31, 2018, there were no Level 3 investments.

3. Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (ASU) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to July 31, 2018 that would require recognition or disclosure in the Portfolio’s “Schedule of investments.”

NQ-DPT-164 [7/18] 9/18 (596766) 33

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Emerging Markets Portfolio
July 31, 2018 (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock – 96.05%Δ
Brazil – 9.98%
CCR	412,305	$1,157,833
Embraer ADR	133,902	2,738,296
Hypera	257,400	1,906,514
Kroton Educacional	390,100	1,164,074
Suzano Papel E Celulose	222,300	2,634,456
		9,601,173
China/Hong Kong – 23.67%
Brilliance China Automotive
Holdings	410,000	536,758
China Construction Bank
Class H	4,266,000	3,900,332
China Medical System
Holdings	747,000	1,279,214
China Mobile	327,000	2,953,927
China Resources Power
Holdings	856,038	1,653,572
China State Construction
International Holdings	1,270,000	1,514,101
Dongfeng Motor Group
Class H	1,214,000	1,220,581
Jiangsu Expressway Class H	632,000	768,783
Ping An Insurance Group Co.
of China Class H	446,000	4,151,940
Sands China	306,000	1,581,026
Tongda Group Holdings	4,140,000	835,040
WH Group 144A #	2,942,500	2,369,048
		22,764,322
India – 14.17%
Bajaj Auto	44,886	1,769,289
HCL Technologies	133,171	1,876,076
Housing Development
Finance	46,725	1,360,645
Indiabulls Housing Finance	142,523	2,703,712
Larsen & Toubro	50,837	966,896
Lupin	129,433	1,557,339
Power Grid Corp of India	371,781	989,767
Vedanta	738,265	2,400,398
		13,624,122
Indonesia – 1.28%
Bank Rakyat Indonesia
Persero	5,771,300	1,229,628
		1,229,628
Malaysia – 3.75%
AMMB Holdings	861,800	853,507
Genting Malaysia	1,440,300	1,795,454
Malayan Banking	395,812	956,289
		3,605,250
Mexico – 2.08%
Fibra Uno Administracion	1,384,069	1,999,122
		1,999,122
Peru – 1.07%
Credicorp	4,513	1,032,439
		1,032,439
Philippines – 0.88%
PLDT ADR	33,809	844,549
		844,549
Qatar – 1.65%
Qatar Electricity & Water	11,502	601,437
Qatar National Bank	20,536	986,964
		1,588,401
Republic of Korea – 14.27%
Kangwon Land	42,373	984,078
Korea Zinc	4,135	1,526,996
LG Chem	1,524	512,557
Samsung Electronics	113,355	4,705,396
Samsung SDI	10,702	2,198,768
Shinhan Financial Group	50,784	1,981,049
SK Telecom	8,120	1,814,738
		13,723,582
Romania – 0.25%
Societatea Nationala de Gaze
Naturale ROMGAZ GDR ≥	31,690	239,429
		239,429
Russia – 4.44%
Gazprom PJSC ADR	460,263	2,064,096
LUKOIL PJSC ADR	14,353	1,029,559
MMC Norilsk Nickel PJSC
ADR	68,275	1,179,182
		4,272,837
South Africa – 2.01%
Sasol	31,039	1,223,170
Woolworths Holdings	182,932	710,687
		1,933,857

(continues)     NQ-DPT-151 [7/18] 9/18 (596710) 1

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Emerging Markets Portfolio (Unaudited)

	Number of	Value
	shares	(US $)
Common StockΔ (continued)
Taiwan – 10.70%
ASE Technology Holding	469,000	$1,202,232
Asustek Computer	87,000	749,975
CTBC Financial Holding	1,544,046	1,047,623
Mega Financial Holding	1,468,245	1,307,913
Novatek Microelectronics	193,000	934,610
Taiwan Semiconductor
Manufacturing	631,588	5,049,996
		10,292,349
Thailand – 2.55%
Kasikornbank NVDR	248,300	1,621,084
Thai Union Group Foreign	1,676,400	826,359
		2,447,443
Turkey – 1.80%
Turkiye Garanti Bankasi	539,283	778,076
Turkiye Halk Bankasi †	671,573	948,575
		1,726,651
United Arab Emirates – 1.50%
First Abu Dhabi Bank	390,605	1,446,232
		1,446,232
Total Common Stock
(cost $91,184,146)		92,371,386

Preferred Stock – 3.08%Δ
Brazil – 2.71%
Itau Unibanco Holding ADR
6.38%	105,730	1,267,703
Itausa – Investimentos Itau
5.67%	484,389	1,344,771
		2,612,474
India – 0.37%
Vedanta 9.56%	2,364,248	353,472
		353,472
Total Preferred Stock
(cost $2,700,151)		2,965,946

	Principal amount°
Short-Term Investments – 0.02%
Repurchase Agreements – 0.02%
Bank of America Merrill Lynch
1.84%, dated 7/31/18, to
be repurchased on 8/1/18,
repurchase price $2,861
(collateralized by US
government obligations
2.25% 11/15/27;
market value $2,918)	2,861	2,861
Bank of Montreal
1.83%, dated 7/31/18, to
be repurchased on 8/1/18,
repurchase price $5,722
(collateralized by US
government obligations
0.125%–2.875%
7/15/22–11/15/46; market
value $5,836)	5,722	5,722
BNP Paribas
1.87%, dated 7/31/18, to
be repurchased on 8/1/18,
repurchase price $9,417
(collateralized by US
government obligations
0.00%–4.75%
12/31/22–8/15/46; market
value $9,606)	9,417	9,417

Total Short-Term Investments
(cost $18,000)		18,000

Total Value of
Securities – 99.15%
(cost $93,902,297)		95,355,332
Receivables and Other Assets Net of
Liabilities – 0.85%		816,959
Net Assets Applicable to 11,835,627
Shares Outstanding – 100.00%		$96,172,291
____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2018, the aggregate value of Rule 144A securities was $2,369,048, which represents 2.46% of the Portfolio’s net assets.
≥	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold by the issuer in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2018, the aggregate value of Regulation S securities was $239,429 which represents 0.25% of the Portfolio’s net assets.

2 NQ-DPT-151 [7/18] 9/18 (596710)

(Unaudited)

°	Principal amount shown is stated in US Dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
†	Non-income producing security.

The following foreign currency exchange contracts were outstanding at July 31, 2018:

Foreign Currency Exchange Contracts

	Contracts to				Settlement	Unrealized	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation	Depreciation
BNYM	KRW	135,019,888	USD	(121,011)	8/1/18	$—	$(294)
BNYM	QAR	(17,608)	USD	4,829	8/1/18	—	(7)
BNYM	ZAR	(1,057,607)	USD	80,649	8/1/18	342	—
Total Foreign Currency Exchange Contracts						$342	$(301)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

Summary of abbreviations:
ADR – American Depositary Receipt
BNYM – BNY Mellon
GDR – Global Depositary Receipt
KRW – South Korean Won
NVDR – Non-Voting Depositary Receipt
QAR – Qatari Rial
USD – US Dollar
ZAR – South African Rand

See accompanying notes.

NQ-DPT-151 [7/18] 9/18 (596710) 3

Notes

Macquarie Institutional Portfolios — Macquarie Emerging Markets Portfolio
July 31, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Macquarie Institutional Portfolios (the marketing name for Delaware Pooled® Trust) (Trust) — Macquarie Emerging Markets Portfolio (Portfolio). The Portfolio is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services - Investment Companies. This report covers the period of time since the Portfolio’s last fiscal year end, Oct. 31, 2017.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Portfolio may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Portfolio’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

4 NQ-DPT-151 [7/18] 9/18 (596710)

(Unaudited)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2018:

Securities	Level 1	Level 2	Total
Assets:
Common Stock
Brazil	$9,601,173	$—	$9,601,173
China/Hong Kong	—	22,764,322	22,764,322
India	—	13,624,122	13,624,122
Indonesia	—	1,229,628	1,229,628
Malaysia	—	3,605,250	3,605,250
Mexico	1,999,122	—	1,999,122
Peru	1,032,439	—	1,032,439
Philippines	844,549	—	844,549
Qatar	—	1,588,401	1,588,401
Republic of Korea	—	13,723,582	13,723,582
Romania	—	239,429	239,429
Russia	—	4,272,837	4,272,837
South Africa	—	1,933,857	1,933,857
Taiwan	—	10,292,349	10,292,349
Thailand	826,359	1,621,084	2,447,443
Turkey	—	1,726,651	1,726,651
United Arab Emirates	1,446,232	—	1,446,232
Preferred Stock	2,965,946	—	2,965,946
Short-Term Investments	—	18,000	18,000
Total Value of Securities	$18,715,820	$76,639,512	$95,355,332

Derivatives[1]
Assets:
Foreign Currency Exchange
Contract	$—	$342	$342
Liabilities:
Foreign Currency Exchange
Contract	$—	$(301)	$(301)

1Foreign Currency Exchange Contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

During the period ended July 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Portfolio. This does not include transfers between Level 1 investments and Level 2 investments due to the Portfolio utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Portfolio occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Portfolio’s net asset value (NAV) is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Portfolio’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Portfolio’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

NQ-DPT-151 [7/18] 9/18 (596710) 5

(Unaudited)

2. Investments (continued)

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended July 31, 2018, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to July 31, 2018, that would require recognition or disclosure in the Portfolio’s “Schedule of investments.”

6 NQ-DPT-151 [7/18] 9/18 (596710)

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Emerging Markets Portfolio II
July 31, 2018 (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock – 98.61%Δ
Argentina – 1.24%
Cresud ADR	10,655	$180,815
IRSA Inversiones y
Representaciones ADR	8,000	149,280
IRSA Propiedades
Comerciales ADR	1,954	65,068
		395,163
Bahrain – 0.05%
Aluminum Bahrain
GDR 144A #	1,800	15,036
		15,036
Brazil – 11.44%
B2W Cia Digital †	173,200	1,305,011
Banco Bradesco ADR	43,694	353,048
Banco Santander Brasil ADR	2,500	24,150
BRF ADR †	23,000	139,610
Cia Brasileira de Distribuicao
ADR	13,900	307,468
Gerdau ADR	11,300	49,720
Itau Unibanco Holding ADR	49,405	592,366
Petroleo Brasileiro ADR	32,100	376,533
Rumo †	4,100	16,189
Telefonica Brasil ADR	27,855	307,519
Vale ADR	11,500	168,590
		3,640,204
China/Hong Kong – 31.96%
Alibaba Group Holding ADR †	10,000	1,872,300
Baidu ADR †	2,450	605,591
BeiGene ADR †	537	101,847
China Mengniu Dairy †	128,000	397,223
China Mobile ADR	14,200	645,106
China Petroleum & Chemical	82,000	78,822
China Petroleum & Chemical
ADR	3,270	313,528
Ctrip.com International ADR †	6,700	275,705
JD.com ADR †	6,900	247,434
Ping An Insurance Group of
China	31,500	293,242
SINA †	13,900	1,118,672
Sohu.com ADR †	17,600	443,520
Tencent Holdings	44,900	2,043,596
Tianjin Development
Holdings	164,000	65,634
Tingyi Cayman Islands
Holding	194,000	448,355
Tsingtao Brewery Class H	86,000	460,533
Uni-President China Holdings	426,000	493,285
Weibo ADR †	3,170	262,318
		10,166,711
India – 10.91%
Reliance Industries
GDR 144A #	85,029	2,907,773
Tata Chemicals	28,827	289,881
Tata Motors ADR †	6,900	125,580
UltraTech Cement	2,412	147,677
		3,470,911
Indonesia – 0.96%
Astra International	614,300	304,769
		304,769
Malaysia – 0.22%
UEM Sunrise	308,500	69,588
		69,588
Mexico – 4.87%
Banco Santander Mexico SA
Institucion de Banca
Multiple Grupo Financiero
Santand ADR	32,700	273,372
Coca-Cola Femsa ADR	10,100	631,149
Grupo Financiero Banorte	21,000	146,477
Grupo Televisa ADR	25,000	497,000
		1,547,998
Netherlands – 0.27%
VEON ADR	27,841	84,358
		84,358
Peru – 0.70%
Cia de Minas Buenaventura
ADR	16,300	223,962
		223,962
Republic of Korea – 16.23%
Hitejinro Holdings	17,325	130,775
Samsung Electronics	56,826	2,358,862
SK Hynix	14,185	1,096,364
SK Telecom	1,782	398,259
SK Telecom ADR	47,600	1,180,004
		5,164,264
Russia – 6.52%
Etalon Group GDR 144A #=	4,800	13,440
Gazprom PJSC ADR	89,409	400,964
LUKOIL (London International
Exchange) ADR	5,269	377,952

(continues)     NQ-DPT-596 [7/18] 9/18 (596744) 1

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Emerging Markets Portfolio II (Unaudited)

	Number of	Value
	shares	(US $)
Common StockΔ (continued)
Russia (continued)
LUKOIL ADR	2,900	$207,350
Mobile TeleSystems ADR	16,800	147,336
Rosneft Oil GDR	45,738	302,143
Sberbank of Russia PJSC	122,221	420,343
Yandex Class A †	5,700	204,972
		2,074,500
Taiwan – 9.32%
Hon Hai Precision Industry	243,206	667,109
MediaTek	85,000	706,915
Taiwan Semiconductor
Manufacturing	82,000	655,648
Taiwan Semiconductor
Manufacturing ADR	15,900	655,239
United Microelectronics ADR	100,000	280,000
		2,964,911
Thailand – 0.54%
PTT PCL	111,300	170,613
		170,613
Turkey – 1.76%
Akbank Turk	200,745	295,578
Anadolu Efes Biracilik Ve Malt
Sanayii	25,218	106,072
Turkcell Iletisim Hizmetleri
ADR	17,800	115,522
Turkiye Sise ve Cam
Fabrikalari	42,425	43,121
		560,293
United States – 1.62%
Altaba †	7,000	514,150
		514,150
Total Common Stock
(cost $24,568,215)		31,367,431

Preferred Stock – 0.85%Δ
Brazil – 0.14%
Gerdau 0.83%	10,100	44,858
		44,858
Republic of Korea – 0.71%
LG Electronics 1.45%	8,325	226,599
		226,599
Total Preferred Stock
(cost $239,399)		271,457

Total Value of
Securities – 99.46%
(cost $24,807,614)		31,638,888

Receivables and Other Assets Net of
Liabilities – 0.54%		171,411
Net Assets Applicable to 3,197,267 Shares
Outstanding – 100.00%		$31,810,299
____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2018, the aggregate value of Rule 144A securities was $2,936,249, which represents 9.23% of the Portfolio’s net assets.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”
Δ	Securities have been classified by country of origin.
†	Non-income producing security.

Summary of abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt

See accompanying notes.

2 NQ-DPT-596 [7/18] 9/18 (596744)

Notes

Macquarie Institutional Portfolios — Macquarie Emerging Markets Portfolio II
July 31, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Macquarie Institutional Portfolios (the marketing name for Delaware Pooled® Trust) (the “Trust”) — Macquarie Emerging Markets Portfolio II. This report covers the period of time since the Portfolio’s last fiscal year end, Oct. 31, 2017.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Portfolio may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Portfolio’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

(continues) NQ-DPT-596 [7/18] 9/18 (596744) 3

(Unaudited)

2. Investments (continued)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2018:

Securities	Level 1	Level 2	Total
Assets:
Common Stock
Argentina	$395,163	$—	$395,163
Bahrain	—	15,036	15,036
Brazil	3,640,204	—	3,640,204
China/Hong Kong	6,334,376	3,832,335	10,166,711
India	3,033,353	437,558	3,470,911
Indonesia	—	304,769	304,769
Malaysia	—	69,588	69,588
Mexico	1,547,998	—	1,547,998
Netherlands	84,358	—	84,358
Peru	223,962	—	223,962
Republic of Korea	1,180,004	3,984,260	5,164,264
Russia	559,658	1,514,842	2,074,500
Taiwan	935,239	2,029,672	2,964,911
Thailand	170,613	—	170,613
Turkey	115,522	444,771	560,293
United States	514,150	—	514,150
Preferred Stock	44,858	226,599	271,457
Total Value of Securities	$18,779,458	$12,859,430	$31,638,888

As a result of utilizing international fair value pricing at July 31, 2018, a portion of the Portfolio’s common stock investments were categorized as Level 2.

During the period ended July 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Portfolio. This does not include transfers between Level 1 investments and Level 2 investments due to the Portfolio utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Portfolio occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Portfolio’s net asset value (NAV) is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Portfolio’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Portfolio’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Portfolio’s net assets. During the period ended July 31, 2018, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to July 31, 2018 that would require recognition or disclosure in the Portfolio’s “Schedule of investments.”

4 NQ-DPT-596 [7/18] 9/18 (596744)

Schedule of investments

Macquarie Institutional Portfolios — Macquarie High Yield Bond Portfolio
July 31, 2018 (Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds – 88.35%
Banking – 4.95%
Banco Bilbao Vizcaya
Argentaria 6.125%µψ	400,000	$369,000
Credit Suisse Group
144A 6.25%#µψ	455,000	457,856
144A 7.50%#µψ	200,000	206,700
HSBC Holdings 6.50%µψ	830,000	815,267
Lloyds Banking Group
7.50%µψ	545,000	564,075
Royal Bank of Scotland Group
8.625%µψ	605,000	654,368
UBS Group Funding
Switzerland 6.875%µψ	800,000	818,978
		3,886,244
Basic Industry – 10.82%
BMC East
144A 5.50% 10/1/24 #	290,000	284,925
Cleveland-Cliffs
5.75% 3/1/25	570,000	555,037
First Quantum Minerals
144A 6.50% 3/1/24 #	390,000	381,225
144A 6.875% 3/1/26 #	235,000	230,300
144A 7.25% 5/15/22 #	280,000	282,800
Freeport-McMoRan
6.875% 2/15/23	305,000	327,875
Hudbay Minerals
144A 7.25% 1/15/23 #	50,000	51,687
144A 7.625% 1/15/25 #	360,000	373,950
IAMGOLD
144A 7.00% 4/15/25 #	320,000	328,320
Joseph T Ryerson & Son
144A 11.00% 5/15/22 #	540,000	596,700
New Enterprise Stone & Lime
144A 10.125% 4/1/22 #	520,000	555,100
NOVA Chemicals
144A 5.25% 6/1/27 #	915,000	858,718
Novelis
144A 6.25% 8/15/24 #	410,000	412,050
Platform Specialty Products
144A 5.875% 12/1/25 #	200,000	201,190
Standard Industries
144A 6.00% 10/15/25 #	955,000	971,713
Tronox
144A 6.50% 4/15/26 #	280,000	279,300
Tronox Finance
144A 5.75% 10/1/25 #	710,000	686,038
William Lyon Homes
144A 6.00% 9/1/23 #	445,000	438,325
Zekelman Industries
144A 9.875% 6/15/23 #	630,000	689,850
		8,505,103
Capital Goods – 3.14%
Ardagh Packaging Finance
144A 6.00% 2/15/25 #	360,000	352,350
BWAY Holding
144A 7.25% 4/15/25 #	365,000	356,559
BWX Technologies
144A 5.375% 7/15/26 #	215,000	218,763
Eagle Intermediate Global
Holding
144A 7.50% 5/1/25 #	300,000	299,250
Titan International
144A 6.50% 11/30/23 #	640,000	641,600
TransDigm 6.375% 6/15/26	595,000	599,463
		2,467,985
Consumer Cyclical – 5.95%
AMC Entertainment Holdings
6.125% 5/15/27	715,000	697,125
Boyd Gaming
144A 6.00% 8/15/26 #	580,000	585,800
Golden Nugget
144A 8.75% 10/1/25 #	701,000	729,040
M/I Homes 5.625% 8/1/25	410,000	386,548
Mason Finance Sub
144A 6.875% 8/15/23 #	200,000	200,000
MGM Resorts International
5.75% 6/15/25	385,000	390,174
Penske Automotive Group
5.50% 5/15/26	350,000	341,250
Scientific Games International
10.00% 12/1/22	940,000	1,006,975
Staples
144A 8.50% 9/15/25 #	250,000	235,625
Tempur Sealy International
5.50% 6/15/26	110,000	105,188
		4,677,725
Consumer Non-Cyclical – 3.37%
Dean Foods
144A 6.50% 3/15/23 #	335,000	329,137
JBS USA LUX
144A 5.75% 6/15/25 #	330,000	310,616
144A 6.75% 2/15/28 #	380,000	359,575
Minerva Luxembourg
144A 6.50% 9/20/26 #	285,000	266,475

(continues) NQ-DPT-096 [7/18] 9/18 (596703) 1

Schedule of investments

Macquarie Institutional Portfolios — Macquarie High Yield Bond Portfolio

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Pilgrim’s Pride
144A 5.75% 3/15/25 #	390,000	$373,913
Prestige Brands
144A 6.375% 3/1/24 #	400,000	401,500
Sigma Holdco
144A 7.875% 5/15/26 #	660,000	608,850
		2,650,066
Energy – 17.69%
Alta Mesa Holdings
7.875% 12/15/24	690,000	721,050
AmeriGas Partners
5.625% 5/20/24	250,000	247,500
5.875% 8/20/26	415,000	405,663
Bruin E&P Partners
144A 8.875% 8/1/23 #	325,000	328,130
Cheniere Corpus Christi
Holdings 7.00% 6/30/24	410,000	450,231
Cheniere Energy Partners
5.25% 10/1/25	555,000	555,000
Chesapeake Energy
8.00% 1/15/25	410,000	421,275
Crestwood Midstream
Partners 5.75% 4/1/25	465,000	471,394
DCP Midstream Operating
5.375% 7/15/25	315,000	322,481
Diamond Offshore Drilling
7.875% 8/15/25	610,000	637,450
Ensco 7.75% 2/1/26	690,000	671,887
Genesis Energy
6.50% 10/1/25	680,000	661,300
Gulfport Energy
6.375% 5/15/25	230,000	225,113
6.375% 1/15/26	650,000	630,500
Laredo Petroleum
6.25% 3/15/23	750,000	757,500
Murphy Oil 6.875% 8/15/24	910,000	957,775
Murphy Oil USA
5.625% 5/1/27	545,000	543,638
Oasis Petroleum
144A 6.25% 5/1/26 #	435,000	437,719
Precision Drilling
144A 7.125% 1/15/26 #	935,000	961,881
Southwestern Energy
7.75% 10/1/27	970,000	1,019,106
Summit Midstream Holdings
5.75% 4/15/25	325,000	315,250
Targa Resources Partners
5.375% 2/1/27	470,000	466,470
144A 5.875% 4/15/26 #	395,000	403,394
Transocean
144A 9.00% 7/15/23 #	520,000	562,900
Whiting Petroleum
6.625% 1/15/26	695,000	720,628
		13,895,235
Healthcare – 9.56%
Air Medical Group Holdings
144A 6.375% 5/15/23 #	632,000	581,209
Charles River Laboratories
International
144A 5.50% 4/1/26 #	865,000	877,975
CHS 6.25% 3/31/23	418,000	390,830
Encompass Health
5.75% 11/1/24	260,000	264,737
5.75% 9/15/25	530,000	535,300
HCA
5.375% 2/1/25	340,000	345,100
5.875% 2/15/26	580,000	601,025
7.58% 9/15/25	230,000	253,000
Hill-Rom Holdings
144A 5.00% 2/15/25 #	180,000	174,600
144A 5.75% 9/1/23 #	290,000	295,800
MPH Acquisition Holdings
144A 7.125% 6/1/24 #	530,000	549,875
Polaris Intermediate 144A PIK
8.50% 12/1/22 #❆	230,000	238,625
Surgery Center Holdings
144A 6.75% 7/1/25 #	170,000	161,288
144A 8.875% 4/15/21 #	645,000	665,963
Tenet Healthcare
5.125% 5/1/25	80,000	77,842
8.125% 4/1/22	770,000	822,938
Teva Pharmaceutical Finance
Netherlands III
6.00% 4/15/24	655,000	678,524
		7,514,631
Insurance – 5.02%
Acrisure
144A 7.00% 11/15/25 #	460,000	417,450
AssuredPartners
144A 7.00% 8/15/25 #	780,000	754,650
HUB International
144A 7.00% 5/1/26 #	1,045,000	1,051,531
NFP 144A 6.875% 7/15/25 #	760,000	742,900
USIS Merger Sub
144A 6.875% 5/1/25 #	985,000	975,150
		3,941,681

2 NQ-DPT-096 [7/18] 9/18 (596703)

Schedule of investments

Macquarie Institutional Portfolios — Macquarie High Yield Bond Portfolio

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Media – 9.07%
Altice France
144A 6.00% 5/15/22 #	295,000	$304,425
Altice Luxembourg
144A 7.75% 5/15/22 #	840,000	838,950
CCO Holdings
144A 5.50% 5/1/26 #	45,000	44,325
144A 5.75% 2/15/26 #	830,000	827,344
144A 5.875% 5/1/27 #	575,000	572,125
Cequel Communications
Holdings I
144A 7.50% 4/1/28 #	425,000	440,937
144A 7.75% 7/15/25 #	360,000	381,150
CSC Holdings
6.75% 11/15/21	775,000	809,875
144A 10.875% 10/15/25 #	260,000	302,250
Gray Television
144A 5.875% 7/15/26 #	410,000	401,800
Nexstar Broadcasting
144A 5.625% 8/1/24 #	270,000	266,625
Radiate Holdco
144A 6.625% 2/15/25 #	440,000	412,500
Sirius XM Radio
144A 5.375% 4/15/25 #	340,000	338,300
Virgin Media Secured Finance
144A 5.25% 1/15/26 #	875,000	825,781
VTR Finance
144A 6.875% 1/15/24 #	345,000	357,903
		7,124,290
Services – 7.04%
Advanced Disposal Services
144A 5.625% 11/15/24 #	380,000	376,200
Ashtead Capital
144A 5.25% 8/1/26 #	340,000	343,400
Avis Budget Car Rental
144A 6.375% 4/1/24 #	545,000	542,275
Covanta Holding
5.875% 7/1/25	470,000	460,600
ESH Hospitality
144A 5.25% 5/1/25 #	495,000	481,387
GEO Group
5.875% 10/15/24	55,000	53,900
6.00% 4/15/26	305,000	298,900
Herc Rentals
144A 7.75% 6/1/24 #	111,000	119,500
Iron Mountain US Holdings
144A 5.375% 6/1/26 #	440,000	420,750
Prime Security Services
Borrower
144A 9.25% 5/15/23 #	496,000	531,960
TMS International
144A 7.25% 8/15/25 #	300,000	305,625
United Rentals North America
5.50% 5/15/27	632,000	627,829
5.875% 9/15/26	340,000	346,375
WeWork
144A 7.875% 5/1/25 #	635,000	620,713
		5,529,414
Technology & Electronics – 5.18%
CDK Global 5.875% 6/15/26	1,125,000	1,155,937
CommScope Technologies
144A 5.00% 3/15/27 #	885,000	852,919
144A 6.00% 6/15/25 #	235,000	243,225
First Data
144A 7.00% 12/1/23 #	720,000	755,100
Genesys Telecommunications
Laboratories
144A 10.00% 11/30/24 #	415,000	461,687
Infor Software Parent
144A PIK 7.125%
5/1/21 #❆	195,000	197,681
RP Crown Parent
144A 7.375% 10/15/24 #	395,000	404,875
		4,071,424
Telecommunications – 4.31%
Level 3 Financing
5.375% 5/1/25	1,057,000	1,033,217
Sprint
7.125% 6/15/24	305,000	314,150
7.625% 3/1/26	190,000	197,066
7.875% 9/15/23	560,000	598,500
T-Mobile USA
6.375% 3/1/25	320,000	334,400
6.50% 1/15/26	167,000	175,559
Zayo Group 6.375% 5/15/25	705,000	732,319
		3,385,211
Utilities – 2.25%
Calpine
5.75% 1/15/25	1,465,000	1,351,463
144A 5.875% 1/15/24 #	415,000	418,113
		1,769,576
Total Corporate Bonds (cost $70,323,995)		69,418,585

(continues)     NQ-DPT-096 [7/18] 9/18 (596703) 3

Schedule of investments

Macquarie Institutional Portfolios — Macquarie High Yield Bond Portfolio

	Principal	Value
	amount°	(US $)
Loan Agreements – 6.33%
AI Ladder Luxembourg Subco
Tranche B 1st Lien 6.875%
(LIBOR03M + 4.50%)
7/2/25 ●	378,000	$378,118
Applied Systems 2nd Lien
9.334% (LIBOR03M +
7.00%) 9/19/25 ●	885,000	915,422
Blue Ribbon 1st Lien 6.334%
(LIBOR03M + 4.00%)
11/13/21 ●	309,000	304,751
CH Hold 2nd Lien 9.327%
(LIBOR03M + 7.25%)
2/1/25 =●	295,000	299,425
Deck Chassis Acquisition 2nd
Lien 8.077% (LIBOR03M +
6.00%) 6/15/23 =●	275,000	277,406
DG Investment Intermediate
Holdings 2nd Lien 8.829%
(LIBOR03M + 6.75%)
2/1/26 ●	80,000	81,000
Frontier Communications
Tranche B1 1st Lien 5.83%
(LIBOR03M + 3.75%)
6/15/24 ●	567,136	560,401
HVSC Merger Sub 2nd Lien
10.347% (LIBOR03M +
8.25%) 10/26/25 ●	275,000	275,688
HVSC Merger Sub Tranche B
1st Lien 6.171%
(LIBOR03M + 4.00%)
10/20/24 ●	278,600	281,299
Kronos 2nd Lien 10.593%
(LIBOR03M + 8.25%)
11/1/24 ●	525,000	542,456
Solenis International Tranche
B 1st Lien 10.679%
(LIBOR03M + 8.50%)
6/18/24 ●	395,000	390,638
Summit Midstream Partners
Holdings Tranche B 1st Lien
8.077% (LIBOR03M +
6.00%) 5/21/22 ●	280,563	284,858
Utz Quality Foods 1st Lien
5.564% (LIBOR03M +
3.50%) 11/21/24 ●	278,600	280,428
Visual Comfort Group 2nd
Lien 10.077% (LIBOR03M
+ 8.00%) 2/28/25 =●	102,857	104,014
Total Loan Agreements
(cost $4,960,454)		4,975,904

	Number of shares
Common Stock – 0.00%
Century Communications =†	60,000	0
Total Common Stock (cost $1,816)		0

	Principal
	amount°
Short-Term Investments – 3.41%
Repurchase Agreements – 3.41%
Bank of America Merrill Lynch
1.84%, dated 7/31/18, to
be repurchased on 8/1/18,
repurchase price $425,171
(collateralized by US
government obligations
2.25% 11/15/27;
market value $433,652)	425,149	425,149
Bank of Montreal
1.83%, dated 7/31/18, to
be repurchased on 8/1/18,
repurchase price $850,341
(collateralized by US
government obligations
0.125%–2.875%
7/15/22–11/15/46; market
value $867,305)	850,298	850,298
BNP Paribas
1.87%, dated 7/31/18, to
be repurchased on 8/1/18,
repurchase price
$1,399,625 (collateralized
by US government
obligations 0.00%–4.75%
12/31/22–8/15/46; market
value $1,427,544)	1,399,553	1,399,553
Total Short-Term Investments (cost
$2,675,000)		2,675,000

Total Value of Securities – 98.09%
(cost $77,961,265)		77,069,489
Receivables and Other Assets Net of
Liabilities – 1.91%		1,499,561
Net Assets Applicable to 10,463,738 Shares
Outstanding – 100.00%		$78,569,050
____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2018, the aggregate value of Rule 144A securities was $38,126,665,which represents 48.53% of the Portfolio’s net assets.
❆	PIK. 100% of the income received was in the form of cash.

4 NQ-DPT-096 [7/18] 9/18 (596703)

Schedule of investments

Macquarie Institutional Portfolios — Macquarie High Yield Bond Portfolio

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”
°	Principal amount shown is stated in US Dollars unless noted that the security is denominated in another currency.
µ	Fixed to variable rate investment.The rate shown reflects the fixed rate in effect at July 31, 2018. Rate will reset at a future date.
ψ	No contractual maturity date.
†	Non-income producing security.
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at July 31, 2018. For securities based on a published reference rate and spread,the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

Summary of abbreviations:
ICE – Intercontinental Exchange
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3Month
PIK – Pay-in-kind
USD – US Dollar

See accompanying notes.

(continues)     NQ-DPT-096 [7/18] 9/18 (596703) 5

Notes

Macquarie Institutional Portfolios — Macquarie High Yield Bond Portfolio
July 31, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Macquarie Institutional Portfolios (the marketing name for Delaware Pooled® Trust (the “Trust”)) — Macquarie High Yield Bond Portfolio. The Portfolio is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, “Financial Services - Investment Companies.” This report covers the period of time since the Portfolio’s last fiscal year end, Oct. 31, 2017.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Portfolio’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

6 NQ-DPT-096 [7/18] 9/18 (596703)

(Unaudited)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2018:

Securities	Level 2	Level 3	Total
Assets:
Corporate Debt	$69,418,585	$—	$69,418,585
Loan Agreements[1]	4,295,059	680,845	4,975,904
Common Stock	—	—	—
Short-Term Investments	2,675,000	—	2,675,000
Total Value of Securities	$76,388,644	$680,845	$77,069,489

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in this table.

1Security type is valued across multiple levels. Level 2 investments represent investments with observable inputs or matrix-priced investments and Level 3 investments represent investments without observable inputs.. The amounts attributed to Level 2 investments and Level 3 investments represent the following percentages of the total market value of these security type for the Portfolio:

	Level 2	Level 3	Total
Loan Agreements	86.32%	13.68%	100.00%

During the period ended July 31, 2018 there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Portfolio. The Portfolio’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Portfolio’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as they were not considered significant to the Portfolio’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs for the Portfolio, since the Level 3 investments were not considered significant to the Portfolio’s net assets at the end of the period.

3. Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (ASU) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to July 31, 2018 that would require recognition or disclosure in the Portfolio’s “Schedule of investments.”

NQ-DPT-096 [7/18] 9/18 (596703) 7

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Labor Select International Equity Portfolio
July 31, 2018 (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock – 98.27%Δ
Australia – 1.29%
QBE Insurance Group	759,697	$5,704,767
		5,704,767
China/Hong Kong – 3.97%
CK Hutchison Holdings	1,221,000	13,290,200
WH Group	5,270,000	4,242,951
		17,533,151
Denmark – 2.14%
ISS	253,475	9,468,085
		9,468,085
France – 6.31%
Cie de Saint-Gobain	161,010	7,158,233
Sanofi	180,073	15,665,686
Societe Generale	113,583	5,065,572
		27,889,491
Germany – 9.34%
Allianz	48,303	10,687,264
Bayerische Motoren Werke	46,019	4,449,134
Daimler	153,565	10,628,873
Evonik Industries	161,885	5,990,806
Telefonica Deutschland
Holding	2,169,704	9,502,244
		41,258,321
Italy – 6.36%
Enel	2,484,477	13,840,843
Eni	740,018	14,244,266
		28,085,109
Japan – 18.03%
Canon	65,300	2,118,616
FUJIFILM Holdings	190,000	7,842,211
Fujitsu	187,000	1,274,485
Honda Motor	407,100	12,429,030
Isuzu Motors	223,200	3,020,505
Kirin Holdings	122,600	3,138,733
Kyushu Railway	138,300	4,250,539
Mitsubishi Electric	376,500	5,115,402
Otsuka Holdings	48,500	2,239,745
Secom	62,400	4,769,390
Sekisui Chemical	360,200	6,447,091
Sumitomo Electric Industries	465,800	7,165,468
Takeda Pharmaceutical	253,500	10,703,510
Tokio Marine Holdings	192,100	9,139,342
		79,654,067
Netherlands – 2.44%
Koninklijke Ahold Delhaize	423,149	10,760,965
		10,760,965
Singapore – 6.22%
Ascendas Real Estate
Investment Trust	2,435,300	4,928,281
Singapore
Telecommunications	3,595,600	8,485,693
United Overseas Bank	706,709	14,053,250
		27,467,224
Spain – 6.54%
Banco Santander	1,273,867	7,156,738
Iberdrola	1,563,207	12,153,781
Telefonica	1,064,688	9,566,777
		28,877,296
Sweden – 3.75%
Telefonaktiebolaget LM
Ericsson Class B	296,849	2,330,341
Telia	2,958,857	14,232,648
		16,562,989
Switzerland – 6.41%
ABB	436,896	10,029,189
Novartis	114,875	9,640,511
Zurich Insurance Group	28,184	8,642,639
		28,312,339
United Kingdom – 25.47%
BP	1,575,971	11,844,121
G4S	2,546,924	9,218,286
GlaxoSmithKline	585,798	12,167,172
John Wood Group	947,116	8,080,573
Kingfisher	2,429,676	9,446,102
Lloyds Banking Group	14,819,000	12,146,813
National Grid	431,213	4,606,636
Royal Dutch Shell Class B	417,254	14,615,247
SSE	515,830	8,452,610
Tesco	3,938,148	13,448,808
WPP	540,287	8,451,163
		112,477,531
Total Common Stock
(cost $413,841,441)		434,051,335

(continues)     NQ-DPT-094 [7/18] 9/18 (596625) 1

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Labor Select International Equity Portfolio (Unaudited)

	Number of	Value
	shares	(US $)
Preferred Stock – 0.13%
Bayerische Motoren Werke
5.48%	6,993	$579,081
Total Preferred Stock (cost $505,658)		579,081

	Principal
	amount°
Short-Term Investments – 0.74%
Repurchase Agreements – 0.74%
Bank of America Merrill Lynch
1.84%, dated 7/31/18, to
be repurchased on 8/1/18,
repurchase price $517,834
(collateralized by US
government obligations
2.25% 11/15/27;
market value $528,164)	517,808	517,808
Bank of Montreal
1.83%, dated 7/31/18, to
be repurchased on 8/1/18,
repurchase price
$1,035,668 (collateralized
by US government
obligations
0.125%–2.875%
7/15/22–11/15/46; market
value $1,056,328)	1,035,615	1,035,615
BNP Paribas
1.87%, dated 7/31/18, to
be repurchased on 8/1/18,
repurchase price
$1,704,665 (collateralized
by US government
obligations 0.00%–4.75%
12/31/22–8/15/46; market
value $1,738,669)	1,704,577	1,704,577
Total Short-Term Investments
(cost $3,258,000)		3,258,000
Total Value of Securities – 99.14%
(cost $417,605,099)		437,888,416

Receivables and Other Assets Net of
Liabilities – 0.86%		3,794,489
Net Assets Applicable to 29,749,220 Shares
Outstanding – 100.00%		$441,682,905
____________________

°	Principal amount shown is stated in US Dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.

The following foreign currency exchange contracts were outstanding at July 31, 2018:

Foreign Currency Exchange Contracts

	Contracts to				Settlement	Unrealized	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation	Depreciation
BNYM	EUR	(67,069)	USD	78,463	8/3/18	$20	$—
BNYM	HKD	784,814	USD	(100,001)	8/1/18	—	(10)
BNYM	HKD	785,621	USD	(100,092)	8/2/18	4	—
BNYM	JPY	15,742,924	USD	(141,597)	8/1/18	—	(794)
BNYM	JPY	12,840,516	USD	(115,627)	8/2/18	—	(776)
BNYM	SEK	(1,240,538)	USD	141,907	8/1/18	814	—
Total Foreign Currency Exchange Contracts						$838	$(1,580)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

Summary of abbreviations:
BNYM – BNY Mellon
EUR – Euro
HKD – Hong Kong Dollar
JPY – Japanese Yen
SEK – Swedish Krona
USD – US Dollar

See accompanying notes.

2 NQ-DPT-094 [7/18] 9/18 (596625)

Notes

Macquarie Institutional Portfolios — Macquarie Labor Select International Equity Portfolio
July 31, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Macquarie Institutional Portfolios (the marketing name for Delaware Pooled® Trust) (the “Trust”) — Macquarie Labor Select International Equity Portfolio. This report covers the period of time since the Portfolio’s last fiscal year end, Oct. 31, 2017.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Portfolio may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Portfolio’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

(continues)     NQ-DPT-094 [7/18] 9/18 (596625) 3

(Unaudited)

2. Investments (continued)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2018:

Securities	Level 1	Level 2	Total
Assets:
Common Stock	$—	$434,051,335	$434,051,335
Preferred Stock	579,081	—	579,081
Short-Term Investments	—	3,258,000	3,258,000
Total Value of Securities	$579,081	$437,309,335	$437,888,416
Derivatives*
Assets:
Foreign Currency Exchange
Contracts	$—	$838	$838
Liabilities:
Foreign Currency Exchange
Contracts	—	(1,580)	(1,580)

* Foreign Currency Exchange Contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

As a result of utilizing international fair value pricing at July 31, 2018, the majority of the Portfolio was categorized as Level 2.

During the period ended July 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Portfolio. This does not include transfers between Level 1 investments and Level 2 investments due to the Portfolio utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Portfolio occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Portfolio’s net asset value (NAV) is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Portfolio’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Portfolio’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended July 31, 2018, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to July 31, 2018 that would require recognition or disclosure in the Portfolio’s “Schedule of investments.”

4 NQ-DPT-094 [7/18] 9/18 (596625)

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Large Cap Value Portfolio
July 31, 2018 (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock – 99.33%
Consumer Discretionary – 6.12%
Dollar Tree †	41,600	$3,797,248
Lowe’s	37,100	3,685,514
		7,482,762
Consumer Staples – 6.12%
Archer-Daniels-Midland	77,600	3,744,976
Mondelez International	86,200	3,739,356
		7,484,332
Energy – 12.12%
ConocoPhillips	52,600	3,796,142
Halliburton	83,300	3,533,586
Marathon Oil	174,800	3,691,776
Occidental Petroleum	45,200	3,793,636
		14,815,140
Financials – 15.09%
Allstate	39,800	3,785,776
American International
Group	68,000	3,754,280
Bank of New York Mellon	69,600	3,721,512
BB&T	71,600	3,637,996
Marsh & McLennan	42,600	3,551,136
		18,450,700
Healthcare – 24.26%
Abbott Laboratories	56,900	3,729,226
Cardinal Health	74,600	3,726,270
CVS Health	54,000	3,502,440
Express Scripts Holding †	46,910	3,727,469
Johnson & Johnson	28,100	3,723,812
Merck & Co.	58,700	3,866,569
Pfizer	98,311	3,925,558
Quest Diagnostics	32,100	3,457,812
		29,659,156
Industrials – 8.83%
Northrop Grumman	11,500	3,455,635
Raytheon	18,500	3,663,555
Waste Management	40,800	3,672,000
		10,791,190
Information Technology – 11.51%
CA	77,036	3,405,762
Cisco Systems	86,100	3,641,169
Intel	70,700	3,400,670
Oracle	75,900	3,618,912
		14,066,513
Materials – 3.07%
DowDuPont	54,614	3,755,805
		3,755,805
Real Estate – 3.07%
Equity Residential	57,250	3,745,867
		3,745,867
Telecommunications – 6.08%
AT&T	116,500	3,724,505
Verizon Communications	71,800	3,707,752
		7,432,257
Utilities – 3.06%
Edison International	56,200	3,744,606
		3,744,606
Total Common Stock (cost $101,412,363)		121,428,328

	Principal
	amount°
Short-Term Investments – 1.01%
Repurchase Agreements – 1.01%
Bank of America Merrill Lynch
1.84%, dated 7/31/18, to
be repurchased on 8/1/18,
repurchase price $195,499
(collateralized by US
government obligations
2.25% 11/15/27;
market value $199,399)	195,489	195,489
Bank of Montreal
1.83%, dated 7/31/18, to
be repurchased on 8/1/18,
repurchase price $390,998
(collateralized by US
government obligations
0.125%–2.875%
7/15/22–11/15/46; market
value $398,798)	390,978	390,978

(continues)     NQ-DPT-029 [7/18] 9/18 (596609) 1

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Large Cap Value Portfolio (Unaudited)

	Principal	Value
	amount°	(US $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas
1.87%, dated 7/31/18, to
be repurchased on 8/1/18,
repurchase price $643,566
(collateralized by US
government obligations
0.00%–4.75%
12/31/22–8/15/46; market
value $656,403)	643,533	$643,533
Total Short-Term Investments
(cost $1,230,000)		1,230,000

Total Value of
Securities – 100.34%
(cost $102,642,363)		122,658,328

Liabilities Net of Receivables and Other
Assets – (0.34%)		(412,956)
Net Assets Applicable to 4,428,395 Shares
Outstanding – 100.00%		$122,245,372
____________________

°	Principal amount shown is stated in US Dollars unless noted that the security is denominated in another currency.
†	Non-income producing security.

See accompanying notes.

2 NQ-DPT-029 [7/18] 9/18 (596609)

Notes

Macquarie Institutional Portfolios — Macquarie Large Cap Value Portfolio
July 31, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Macquarie Institutional Portfolios (the marketing name for Delaware Pooled® Trust (the “Trust”)) — Macquarie Large Cap Value Portfolio. The Portfolio is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, “Financial Services - Investment Companies.” This report covers the period of time since the Portfolio’s last fiscal year end, Oct. 31, 2017.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Portfolio may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –	Other observable inputs including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs including the Portfolio’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

(continues)     NQ-DPT-029 [7/18] 9/18 (596609) 3

(Unaudited)

2. Investments (continued)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2018:

Securities	Level 1	Level 2	Total
Assets:
Common Stock	$121,428,328	$—	$121,428,328
Short-Term Investments	—	1,230,000	1,230,000
Total Value of Securities	$121,428,328	$1,230,000	$122,658,328

During the period ended July 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Portfolio. The Portfolio’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended July 31, 2018, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to July 31, 2018 that would require recognition or disclosure in the Portfolio’s “Schedule of investments.”

4 NQ-DPT-029 [7/18] 9/18 (596609)

Schedule of investments
Delaware REIT Fund	July 31, 2018 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 100.44%
Diversified REITs – 3.46%
Cousins Properties	54,500	$507,940
Vornado Realty Trust	35,432	2,548,269
		3,056,209
Healthcare REITs – 13.46%
Alexandria Real Estate Equities	7,100	904,824
Brookdale Senior Living †	465,153	4,460,817
HCP	74,100	1,919,190
Omega Healthcare Investors	25,700	763,033
Sabra Health Care REIT	51,900	1,121,559
Welltower	43,500	2,723,100
		11,892,523
Hotel REITs – 8.61%
Host Hotels & Resorts	139,864	2,928,752
MGM Growth Properties Class A	31,000	939,300
Park Hotels & Resorts	40,700	1,273,096
RLJ Lodging Trust	46,000	1,039,140
Sunstone Hotel Investors	87,743	1,427,579
		7,607,867
Industrial REITs – 9.87%
DCT Industrial Trust	6,151	411,317
Duke Realty	91,200	2,655,744
Prologis	70,209	4,607,115
Rexford Industrial Realty	34,000	1,041,760
		8,715,936
Information Technology REITs – 9.09%
American Tower	6,700	993,208
Digital Realty Trust	11,000	1,335,620
Equinix	11,400	5,007,792
SBA Communications †	4,400	696,300
		8,032,920
Mall REIT – 7.41%
Simon Property Group	37,158	6,547,611
		6,547,611
Manufactured Housing REITs – 3.02%
Equity LifeStyle Properties	15,236	1,386,324
Sun Communities	13,200	1,279,872
		2,666,196

NQ-095 [7/18] 9/18 (596640)     1

Schedule of investments
Delaware REIT Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Mixed REIT – 1.24%
Liberty Property Trust	25,600	$1,097,216
		1,097,216
Multifamily REITs – 16.57%
Apartment Investment & Management Class A	34,400	1,467,160
AvalonBay Communities	21,651	3,828,979
Camden Property Trust	26,400	2,444,376
Education Realty Trust	8,800	363,968
Equity Residential	51,323	3,358,064
Essex Property Trust	5,359	1,288,571
UDR	49,100	1,889,368
		14,640,486
Office REITs – 8.16%
Boston Properties	8,574	1,076,294
Columbia Property Trust	74,800	1,733,864
Hudson Pacific Properties	19,600	671,496
Kilroy Realty	21,300	1,553,835
SL Green Realty	21,100	2,175,621
		7,211,110
Self-Storage REITs – 6.22%
CubeSmart	51,600	1,566,576
Extra Space Storage	19,300	1,813,621
Public Storage	9,702	2,113,387
		5,493,584
Shopping Center REITs – 5.49%
Brixmor Property Group	56,400	997,716
DDR	57,300	785,010
Regency Centers	20,625	1,312,369
Retail Properties of America Class A	51,400	645,070
Urban Edge Properties	15,985	362,540
Weingarten Realty Investors	24,831	750,393
		4,853,098
Single Tenant REITs – 4.97%
National Retail Properties	35,593	1,587,804
Spirit Realty Capital	98,000	820,260
STORE Capital	72,300	1,984,635
		4,392,699

2     NQ-095 [7/18] 9/18 (596640)

(Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Specialty REITs – 2.87%
GEO Group	32,600	$843,688
Invitation Homes	73,300	1,693,963
		2,537,651

Total Common Stock (cost $85,855,688)		88,745,106
Total Value of Securities – 100.44%
(cost $85,855,688)		88,745,106
Liabilities Net of Receivables and Other Assets – (0.44%)		(384,751)
Net Assets Applicable to 7,876,041 Shares Outstanding – 100.00%		$88,360,355

†	Non-income producing security.

REIT – Real Estate Investment Trust

See accompanying notes.

NQ-095 [7/18] 9/18 (596640)     3

Notes
Delaware REIT Fund	July 31, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Pooled® Trust (Trust) - Delaware REIT Fund (Fund). The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services - Investment Companies. This report covers the period of time since the Fund’s last fiscal year end, Oct. 31, 2017.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

4     NQ-095 [7/18] 9/18 (596640)

(Unaudited)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of July 31, 2018:

Securities	Level 1
Assets:
Common Stock	$88,745,106

During the period ended July 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended July 31, 2018, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to July 31, 2018, that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-095 [7/18] 9/18 (596640)     5

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: